LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–67.72%
Argentina–0.01%
†MercadoLibre	35	$ 51,525
		51,525
Australia–0.16%
†Atlassian Class A	2,387	503,084
BHP Group	638	21,952
Brambles	2,247	18,057
Fortescue Metals Group	2,731	41,466
Goodman Group	868	11,946
=†πQuintis Pty	1,064,776	841,101
Telstra	3,148	8,129
Wesfarmers	329	13,162
		1,458,897
Belgium–0.00%
†KBC Group	273	19,849
		19,849
Brazil–0.09%
Ambev	4,761	12,958
B3 SA - Brasil Bolsa Balcao	2,819	27,380
Banco do Brasil	4,978	27,001
BB Seguridade Participacoes	4,588	19,767
Engie Brasil Energia	5,460	40,722
Magazine Luiza	32,911	117,409
Petroleo Brasileiro ADR	4,289	36,371
Vale	29,075	505,323
WEG	1,088	14,476
		801,407
Canada–0.82%
Brookfield Asset Management Class A	334	14,857
Enbridge	185,586	6,760,665
Franco-Nevada	226	28,322
George Weston	195	17,267
Loblaw	542	30,276
†Lululemon Athletica	55	16,869
Nutrien	342	18,424
Royal Bank of Canada	263	24,249
†Shopify Class A	142	157,083
TC Energy	1,838	84,258
Wheaton Precious Metals	11,935	455,861
		7,608,131
Chile–0.01%
Sociedad Quimica y Minera de Chile Sponsored ADR	1,652	87,672
		87,672
China–2.28%
AAC Technologies Holdings	25,500	128,417
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Aier Eye Hospital Group Class A	25,797	$ 233,177
†Alibaba Group Holding	33,400	945,190
†Alibaba Group Holding ADR	7,680	1,741,286
Amoy Diagnostics Class A	11,350	123,525
Anhui Conch Cement Class H	2,000	13,005
Anhui Gujing Distillery Class B	700	9,815
ANTA Sports Products	42,000	685,044
Asymchem Laboratories Tianjin Class A	5,096	224,574
Autobio Diagnostics Class A	8,000	134,029
BYD Class A	28,000	702,712
China CITIC Bank Class H	17,000	8,638
China Feihe	9,000	25,469
China Galaxy Securities Class H	18,000	11,114
China Hongqiao Group	9,000	12,017
China Life Insurance Class H	7,000	14,461
China Merchants Bank Class H	23,000	175,589
China Pacific Insurance Group Class H	1,000	3,943
China Petroleum & Chemical Class H	56,000	29,822
China Resources Power Holdings	16,000	21,240
Contemporary Amperex Technology Class A	28,764	1,413,714
Country Garden Services Holdings	1,000	10,136
CSPC Pharmaceutical Group	6,000	7,255
Dali Foods Group	23,500	13,361
ENN Energy Holdings	10,100	162,008
Ganfeng Lithium Class H	19,200	234,378
Glodon Class A	18,664	189,032
GoerTek Class A	10,000	41,419
Guangdong Marubi Biotechnology	11,800	96,614
Guangzhou Baiyun International Airport Class A	183,200	372,828
Haidilao International Holding	21,000	143,573
†Haier Smart Home Class H	3,800	15,202
Haitong Securities Class H	20,800	19,237
Hangzhou Robam Appliances Class A	23,100	128,697
†Hangzhou Tigermed Consulting Class H	6,300	124,556
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Han's Laser Technology Industry Group Class A	40,199	$ 259,776
†Hansoh Pharmaceutical Group	164,000	785,814
Hengan International Group	3,500	23,006
Huaneng Power International Class H	38,000	13,491
†Huazhu Group ADR	2,425	133,132
Hundsun Technologies Class A	12,990	166,462
Industrial & Commercial Bank of China Class H	161,000	115,561
Inner Mongolia Yili Industrial Group Class A	24,700	150,838
†JD Health International	2,700	38,725
†JD.com ADR	1,022	86,185
†KE Holdings ADR	719	40,969
†Kingdee International Software Group	252,000	781,209
†Kingsoft Cloud Holdings ADR	337	13,251
Lenovo Group	14,000	19,917
†Li Auto ADR	43,308	1,082,700
†Lufax Holding ADR	2,939	42,674
†Meituan Dianping Class B	4,000	153,433
†Ming Yuan Cloud Group Holdings	44,000	200,641
NetEase ADR	3,894	402,094
†New Oriental Education & Technology Group Sponsored ADR	14,005	196,070
†NIO ADR	636	24,791
†Nongfu Spring Class H	5,400	26,916
Offcn Education Technology Class A	1,300	5,587
Pharmaron Beijing Class H	700	13,227
PICC Property & Casualty Class H	46,000	39,881
†Pinduoduo ADR	1,442	193,055
Ping An Insurance Group of China Class A	16,000	192,098
†RLX Technology ADR	1,522	15,768
†Shanghai International Airport Class A	42,661	376,823
Shenzhen Goodix Technology Class A	900	15,386
Shenzhen Inovance Technology Class A	14,666	191,318
Silergy	2,000	161,567
†TAL Education Group ADR	6,554	352,933
Tencent Holdings	51,100	4,009,596
Tingyi Cayman Islands Holding	20,000	36,737
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
†Venus MedTech Hangzhou Class H	21,500	$ 174,371
Venustech Group Class A	37,000	188,358
Want Want China Holdings	218,000	163,484
Wuhan Raycus Fiber Laser Technologies Class A	19,317	240,733
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	5,600	18,761
WuXi AppTec Class A	8,158	174,485
†Wuxi Biologics Cayman	60,484	757,402
Yifeng Pharmacy Chain Class A	15,200	205,681
†Yihai International Holding	23,000	238,163
†Yihai Kerry Arawana Holdings Class A	400	4,728
Yonyou Network Technology Class A	20,130	109,663
Yum China Holdings	5,763	341,227
		21,193,764
Denmark–0.21%
AP Moller - Maersk Class A	14	30,480
AP Moller - Maersk Class B	15	34,844
DSV Panalpina	5,215	1,023,145
†Genmab	1,105	363,557
Pandora	4,486	480,619
		1,932,645
Finland–0.21%
Neste	31,659	1,680,346
†Nokia	68,431	273,208
		1,953,554
France–2.93%
†Alstom	62,075	3,095,258
Arkema	21,804	2,642,613
AXA	703	18,867
†BNP Paribas	18,680	1,136,485
Carrefour	2,051	37,148
†Cie de Saint-Gobain	803	47,385
Danone	54,044	3,707,578
EssilorLuxottica	15,347	2,498,943
†Faurecia	3	159
Kering	931	642,624
LVMH Moet Hennessy Louis Vuitton	4,480	2,984,625
Orange	2,272	27,989
Pernod Ricard	233	43,732
†Safran	33,445	4,551,592
Sanofi	52,083	5,145,799
Sartorius Stedim Biotech	26	10,708

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Schneider Electric	569	$ 86,911
†Societe Generale	18,482	483,652
Total	1,853	86,432
Vivendi	705	23,149
		27,271,649
Germany–3.13%
†Adidas	11,559	3,608,405
Allianz	21,669	5,515,509
†Auto1 Group SE	15,040	852,769
†Continental	233	30,794
Daimler	905	80,669
Deutsche Boerse	307	51,015
Deutsche Telekom	206,626	4,160,468
E.ON	1,608	18,714
Evonik Industries	336	11,884
Fresenius & Co.	1,201	53,491
Fresenius Medical Care & Co.	305	22,433
Henkel & Co.	120	11,884
Infineon Technologies	21,583	915,097
†Puma	19,984	1,957,780
Rational	253	196,559
RWE	10,377	406,691
SAP	158	19,348
Siemens	49,864	8,186,572
†Vantage Towers	88,109	2,479,810
Vonovia	8,332	544,241
		29,124,133
Greenland–0.06%
Ferguson	4,409	526,862
		526,862
Hong Kong–0.66%
AIA Group	414,200	5,024,255
†Alibaba Health Information Technology	2,000	5,660
=Brilliance China Automotive Holdings	8,000	7,512
China Construction Bank Class H	12,000	10,095
China National Building Material Class H	52,000	75,049
China Resources Cement Holdings	26,000	29,197
CLP Holdings	18,000	174,811
Dongfeng Motor Group Class H	8,000	7,430
Guangzhou Automobile Group Class H	8,000	6,720
Hang Lung Properties	115,000	298,813
Hysan Development	26,000	101,671
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Hong Kong (continued)
Jardine Matheson Holdings	4,100	$ 268,099
Nine Dragons Paper Holdings	6,000	8,783
†SJM Holdings	63,000	82,335
†Sun Art Retail Group	21,000	17,180
		6,117,610
India–0.22%
HCL Technologies	2,417	32,485
Housing Development Finance	527	18,006
Indian Oil	15,493	19,463
†InterGlobe Aviation	5,484	122,407
Petronet LNG	26,051	80,045
Reliance Industries	69,256	1,763,515
Tata Consultancy Services	476	20,689
Vedanta	3,254	10,181
		2,066,791
Indonesia–0.03%
Bank Central Asia	119,500	255,660
		255,660
Ireland–0.11%
†Flutter Entertainment	4,405	941,577
Medtronic	647	76,430
		1,018,007
Israel–0.01%
†ION Acquisition	14,180	144,069
		144,069
Italy–1.66%
†Assicurazioni Generali	50,710	1,014,518
Enel	781,671	7,785,241
†Intesa Sanpaolo	2,448,778	6,635,021
		15,434,780
Japan–1.82%
Aisin Seiki	1,700	64,484
Ajinomoto	20,000	409,212
Asahi Kasei	1,700	19,568
Astellas Pharma	2,100	32,280
Canon	900	20,341
Daifuku	4,000	391,601
Disco	1,900	596,297
Eisai	500	33,502
ENEOS Holdings	7,800	35,335
Fanuc	3,300	780,406
GMO Payment Gateway	2,300	304,936
Hitachi	800	36,154
Honda Motor	1,200	35,970
Hoya	27,700	3,253,452

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Japan Tobacco	1,100	$ 21,111
Kao	200	13,209
KDDI	16,600	508,982
Keyence	2,500	1,135,019
Kirin Holdings	900	17,236
Kose	6,900	975,877
M3	100	6,838
Maeda Road Construction	2,700	52,257
Marubeni	1,700	14,137
Mitsubishi	300	8,481
Mitsubishi Estate	20,600	359,535
Mizuho Financial Group	800	11,553
NEC	200	11,777
Nippon Telegraph & Telephone	18,200	467,143
†Nissan Motor	3,700	20,581
Oriental Land	5,200	780,763
Otsuka Holdings	300	12,699
Panasonic	2,200	28,284
Rakuten	1,200	14,295
Recruit Holdings	24,700	1,204,829
Shin-Etsu Chemical	23,500	3,949,740
Sompo Holdings	400	15,324
Sony	9,000	942,470
Sumitomo Mitsui Financial Group	600	21,713
Tokyo Gas	1,100	24,464
Toshiba	500	16,889
Z Holdings	46,700	232,224
		16,880,968
Mexico–0.00%
Grupo Bimbo Class A	13,327	27,972
		27,972
Netherlands–2.70%
†Adyen	1,145	2,555,908
Akzo Nobel	42,386	4,735,994
ASML Holding	9,649	5,850,053
Heineken Holding	205	18,247
ING Groep	532,641	6,516,120
ING Groep ADR	1,346	16,462
†Jde Peet	626	22,978
Koninklijke Ahold Delhaize	1,661	46,261
†Koninklijke Philips	13,117	748,734
NXP Semiconductors	22,727	4,575,854
Royal Dutch Shell Class A	536	10,447
		25,097,058
Norway–0.01%
†LINK Mobility Group Holding	26,224	127,239
		127,239
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Poland–0.01%
†Allegro.eu	2,435	$ 34,240
Polski Koncern Naftowy ORLEN	1,182	18,981
		53,221
Portugal–0.02%
Jeronimo Martins	9,539	160,525
		160,525
Republic of Korea–0.51%
†Celltrion	21	6,021
Hana Financial Group	780	29,498
Kakao	2,827	1,243,955
KB Financial Group	719	35,704
LG Chem	2,234	1,589,017
LG Electronics	81	10,736
LG Uplus	754	8,161
NCSoft	509	392,628
POSCO	731	206,689
†Samsung Biologics	58	38,333
Samsung Electronics	337	24,238
Samsung Fire & Marine Insurance	138	23,168
Samsung SDI	1,940	1,131,345
†SK Biopharmaceuticals	192	17,474
		4,756,967
Saudi Arabia–0.00%
Dr Sulaiman Al Habib Medical Services Group	257	8,497
		8,497
Singapore–0.06%
DBS Group Holdings	14,100	301,768
United Overseas Bank	16,000	307,226
		608,994
South Africa–0.01%
Anglo American Platinum	211	30,766
AngloGold Ashanti	274	5,975
Kumba Iron Ore	686	28,281
†MTN Group	4,186	24,631
		89,653
Spain–0.28%
Cellnex Telecom	45,424	2,615,494
Endesa	977	25,848
		2,641,342
Sweden–1.08%
†ArcelorMittal	18,544	535,618
Atlas Copco Class A	6,514	396,503
Hexagon Class B	9,807	904,628
†Sandvik	335	9,152

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Sweden (continued)
Svenska Handelsbanken Class A	1,552	$ 16,857
Swedbank Class A	17,956	316,419
Telefonaktiebolaget LM Ericsson Class B	51,831	685,763
†Volvo Class B	284,871	7,205,400
		10,070,340
Switzerland–0.65%
ABB	2,229	67,355
†Alcon	5,696	399,745
Chubb	11,377	1,797,225
Cie Financiere Richemont Class A	3,771	362,038
Kuehne + Nagel International Class R	43	12,270
Nestle	5,613	625,587
Novartis	303	25,894
Roche Holding	92	29,732
†Siemens Energy	31,612	1,134,755
Sika	3,349	956,705
Straumann Holding Class R	461	575,061
UBS Group	4,104	63,548
		6,049,915
Taiwan–1.11%
ASE Technology Holding	4,000	15,070
Asustek Computer	1,000	13,055
Cathay Financial Holding	98,000	164,690
Chunghwa Telecom	49,000	191,480
Formosa Chemicals & Fibre	44,000	135,086
Formosa Plastics	39,000	138,051
Fubon Financial Holding	105,000	209,021
Hon Hai Precision Industry	55,000	239,021
MediaTek	14,000	475,450
Nan Ya Plastics	53,000	148,228
Nanya Technology	7,000	22,546
Taiwan Semiconductor Manufacturing	391,000	8,043,914
Uni-President Enterprises	79,000	202,117
United Microelectronics	16,000	28,150
Yageo	17,000	329,478
		10,355,357
Thailand–0.10%
Intouch Holdings F	98,500	182,816
†Sea ADR	2,859	638,215
Thai Beverage	127,600	70,193
		891,224
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Turkey–0.00%
†Tupras Turkiye Petrol Rafinerileri	2,624	$ 28,600
		28,600
United Arab Emirates–0.00%
=†NMC Health	41,894	0
		0
United Kingdom–1.95%
Anglo American	14,060	550,965
AstraZeneca	49,495	4,944,901
Barclays	72,712	186,367
Berkeley Group Holdings	8,695	532,099
BHP Group	21,366	616,938
BP	1,714	6,962
†BT Group	4,897	10,451
†Capri Holdings	16,834	858,534
Diageo	1,739	71,670
Experian	489	16,833
†Farfetch Class A	8,095	429,197
GlaxoSmithKline	5,036	89,421
Legal & General Group	7,844	30,181
†Lloyds Banking Group	11,947	7,006
RELX (London Stock Exchange)	1,307	32,775
Rio Tinto	7,213	551,883
Unilever	98,184	5,490,055
Vodafone Group	2,026,258	3,683,933
		18,110,171
United States–44.80%
Abbott Laboratories	31,875	3,819,900
AbbVie	50,348	5,448,661
†ACV Auctions Class A	11,768	407,290
†Adobe	168	79,862
Advance Auto Parts	761	139,636
†Advanced Micro Devices	298	23,393
Aflac	286	14,637
Air Products & Chemicals	19,437	5,468,406
†Airbnb Class A	34	6,390
†Alaska Air Group	3,409	235,937
†Alphabet Class A	244	503,255
×†Alphabet Class C	7,240	14,976,881
†Altair Engineering Class A	11,322	708,418
×†Amazon.com	3,988	12,339,191
American Express	99	14,003
American Tower	25,582	6,115,633
American Water Works	3,516	527,119
Amgen	2,319	576,990
Analog Devices	1,262	195,711
Anthem	12,698	4,557,947
†Apellis Pharmaceuticals	4,552	195,326
×Apple	139,492	17,038,948
Applied Materials	35,301	4,716,214

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Aptiv	26,205	$ 3,613,669
†Autodesk	10,380	2,876,817
†Avalara	3,713	495,426
Bank of America	316,301	12,237,686
Bank of New York Mellon	1,101	52,066
Baxter International	7,303	615,935
Becton Dickinson & Co.	7,245	1,761,622
†Berkshire Hathaway Class B	4,836	1,235,453
†Boston Scientific	165,716	6,404,923
Bristol-Myers Squibb	60,961	3,848,468
Broadcom	1,348	625,014
Brown-Forman Class B	604	41,658
†Cadence Design Systems	3,032	415,354
†California Resources	8,292	199,506
Capital One Financial	53,759	6,839,758
Cerner	971	69,795
CH Robinson Worldwide	4,750	453,293
Charles Schwab	87,409	5,697,319
†Charter Communications Class A	6,315	3,896,481
Cigna	182	43,997
Citigroup	21,204	1,542,591
†Climate Change Crisis Real Impact I Acquisition Class A	5,230	17,050
†Cloudera	5,066	61,653
Cognizant Technology Solutions Class A	30,191	2,358,521
Colgate-Palmolive	8,728	688,028
×Comcast Class A	129,220	6,992,094
ConocoPhillips	68,417	3,624,048
Consolidated Edison	228	17,054
Constellation Brands Class A	80	18,240
Corteva	1,471	68,578
Costco Wholesale	9,500	3,348,560
†Coupa Software	1,482	377,139
†Crowdstrike Holdings Class A	8,632	1,575,426
Cummins	126	32,648
†Danimer Scientific	5,201	196,338
†Datadog Class A	2,748	229,018
Deere & Co.	708	264,891
†Dell Technologies Class C	35,379	3,118,659
†Delta Air Lines	552	26,651
Devon Energy	12,988	283,788
†DexCom	121	43,486
†Diversey Holdings	126,922	1,867,023
†DocuSign	101	20,447
Dow	13,801	882,436
DR Horton	51,469	4,586,917
†Driven Brands Holdings	6,352	161,468
†Dynatrace	13,018	627,988
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Eaton	576	$ 79,649
eBay	864	52,911
Ecolab	141	30,184
†Edwards Lifesciences	17,189	1,437,688
Electronic Arts	355	48,056
Emerson Electric	471	42,494
†EPAM Systems	532	211,039
†EQT	100,659	1,870,244
Equinix	13	8,835
†Expedia Group	2,667	459,044
Exxon Mobil	6,189	345,532
†Facebook Class A	12,596	3,709,900
FedEx	233	66,181
†Fifth Wall AcquisitionI Class A	35,563	355,630
†Ford Motor	1,173	14,369
†Fortinet	3,922	723,295
Fortive	67,735	4,784,800
Fortune Brands Home & Security	4,892	468,751
Fox Class A	795	28,707
Fox Class B	646	22,565
†Freeport-McMoRan	164,527	5,417,874
†Generac Holdings	416	136,219
Gilead Sciences	300	19,389
Global Payments	29,912	6,029,661
Goldman Sachs Group	1,139	372,453
†Green Plains	10,410	281,799
HCA Healthcare	5,600	1,054,704
†Highland Transcend Partners I	29,088	292,625
†Hilton Worldwide Holdings	9,922	1,199,768
Home Depot	19,423	5,928,871
HP	1,328	42,164
Humana	347	145,480
†IDEXX Laboratories	40	19,572
Illinois Tool Works	248	54,937
†Illumina	395	151,704
†Incyte	128	10,403
†Insulet	567	147,942
Intel	5,199	332,736
International Flavors & Fragrances	22,675	3,165,657
International Paper	1,133	61,261
Intuit	148	56,693
†Intuitive Surgical	2,381	1,759,416
†Iovance Biotherapeutics	3,076	97,386
†IQVIA Holdings	62	11,975
=†πJawbone Health Hub	32,637	0
Johnson & Johnson	59,933	9,849,989
JPMorgan Chase & Co.	70,862	10,787,322
†Khosla Ventures Acquisition	28,257	285,396
KLA	20	6,608

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
L3Harris Technologies	23,227	$ 4,707,648
Lam Research	42	25,000
†Las Vegas Sands	9,982	606,506
†Liberty Media Acquisition	57,517	616,007
†Liberty Media-Liberty SiriusXM Class A	33,642	1,482,939
†Liberty Media-Liberty SiriusXM Class C	42,342	1,867,706
†Lions Gate Entertainment Class A	6,482	96,906
†Live Nation Entertainment	2,675	226,439
=†πLookout	8,011	46,864
Lowe's	23,946	4,554,050
†Lyft Class A	24,424	1,543,108
Marathon Oil	7,930	84,692
Marsh & McLennan	36,958	4,501,484
Masco	12,247	733,595
Mastercard Class A	23,263	8,282,791
McDonald's	20,190	4,525,387
McKesson	74	14,433
Merck & Co.	23,843	1,838,057
†Micron Technology	46,516	4,103,176
Microsoft	85,788	20,226,237
†MongoDB	1,602	428,423
†Monster Beverage	4,958	451,624
Morgan Stanley	78,101	6,065,324
†Netflix	130	67,816
†Nevro	864	120,528
†New Relic	3,834	235,714
NextEra Energy	98,380	7,438,512
Northern Trust	233	24,491
Northrop Grumman	363	117,481
NVIDIA	7,857	4,195,088
†Okta	3,059	674,295
Otis Worldwide	1,226	83,920
†Palo Alto Networks	2,434	783,894
Parker-Hannifin	65	20,503
†PayPal Holdings	18,979	4,608,860
†Peloton Interactive Class A	23,848	2,681,469
†Penn National Gaming	5,388	564,878
PepsiCo	4,418	624,926
Pioneer Natural Resources	663	105,298
†Playtika Holding	76,333	2,077,021
PNC Financial Services Group	304	53,325
PPG Industries	33,103	4,974,057
Procter & Gamble	162	21,940
Prologis	521	55,226
†Proofpoint	1,788	224,913
Prudential Financial	276	25,144
†PTC	32,148	4,425,172
†PubMatic Class A	6,686	329,754
†PVH	3,603	380,837
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
QUALCOMM	7,866	$ 1,042,953
Quest Diagnostics	3,692	473,831
Raytheon Technologies	33,499	2,588,468
†Regeneron Pharmaceuticals	34	16,087
†Reinvent Technology Partners Z	22,938	235,229
†RingCentral Class A	1,428	425,373
Rockwell Automation	107	28,402
†Sabre	1,168	17,298
†salesforce.com	22,603	4,788,898
SBA Communications	103	28,588
Schlumberger	1,131	30,752
†Seagen	2,056	285,496
Sempra Energy	35,188	4,665,225
†Sensata Technologies Holding	2,923	169,388
†ServiceNow	4,212	2,106,463
†Silk Road Medical	5,684	287,895
†Sonos	37,303	1,397,743
Southern	424	26,356
†Southwest Airlines	31,837	1,943,967
†Splunk	3,579	484,883
Stanley Black & Decker	124	24,759
Starbucks	17,732	1,937,576
Starwood Property Trust	27,093	670,281
Stryker	1,674	407,753
Sysco	153	12,047
Target	222	43,972
†Tesla	70	46,755
Thermo Fisher Scientific	7,998	3,650,127
†Thoma Bravo Advantage Class A	20,799	217,350
TJX	57,981	3,835,443
†T-Mobile	7,501	939,800
Toll Brothers	43,036	2,441,432
†TransDigm Group	1,567	921,271
Travelers	2,719	408,938
†Twilio Class A	2,491	848,833
†Ulta Beauty	2,479	766,432
Union Pacific	27,123	5,978,180
United Parcel Service Class B	32,330	5,495,777
United States Steel	27,801	727,552
UnitedHealth Group	23,831	8,866,800
US Bancorp	14,898	824,008
†Vail Resorts	245	71,457
Valero Energy	30,870	2,210,292
Verizon Communications	1,225	71,234
†Vertex Pharmaceuticals	6,046	1,299,225
Vertiv Holdings	181,421	3,628,420
VF	367	29,331
Visa Class A	5,051	1,069,448
†VMware Class A	26,859	4,040,937

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Vulcan Materials	25,022	$ 4,222,462
Walmart	23,004	3,124,633
†Walt Disney	29,691	5,478,583
†Wayfair Class A	544	171,224
†Western Digital	7,336	489,678
Weyerhaeuser	10,339	368,068
†Workday Class A	1,384	343,827
†Wynn Resorts	7,053	884,235
†Xilinx	3,338	413,578
Yum! Brands	145	15,686
Zoetis	3,308	520,944
†Zoom Video Communications Class A	246	79,037
†Zscaler	5,083	872,599
		416,501,343
Uruguay–0.01%
†Globant	605	125,604
		125,604
Total Common Stock (Cost $464,124,003)		629,651,995
CONVERTIBLE PREFERRED STOCKS–0.69%
United States–0.69%
2020 Cash Mandatory Exchangeable Trust	1,323	1,491,219
Aptiv	5,228	825,449
Becton Dickinson & Co.	19,490	1,047,003
Boston Scientific	3,446	369,618
=†πGrand Rounds	128,303	470,872
=†πGrand Rounds	209,114	773,722
=†πLookout	93,593	1,099,718
Wells Fargo & Co.	226	320,334
Total Convertible Preferred Stocks (Cost $4,830,248)		6,397,935
PREFERRED STOCKS–0.16%
Brazil–0.02%
Centrais Eletricas Brasileiras	1,401	8,612
Itau Unibanco Holding 5.07%	34,859	173,098
		181,710
United States–0.14%
•Citigroup Capital XIII 6.58% (LIBOR03M + 6.37%) 10/30/40	24,284	653,240
•GMAC Capital Trust I 6.01% (LIBOR03M + 5.79%) 2/15/40	26,675	679,679
		1,332,919
Total Preferred Stocks (Cost $1,663,087)		1,514,629
	Number of Shares	Value (U.S. $)
RIGHTS–0.00%
Chile–0.00%
†Sociedad Quimica y Minera de Chile	308	$ 955
Total Rights (Cost $0)		955
WARRANTS–0.01%
Switzerland–0.00%
†Cie Financiere Richemont exp 11/23/22 exercise price CHF 67.0000	174	66
		66
United States–0.01%
†Jaws Acquisition exp 7/06/25 exercise price USD 11.5000	4,370	13,897
†Tortoise Acquisition exp 6/14/27 exercise price USD 11.5000	5,390	17,625
†TPG Pace Beneficial Finance exp 10/09/27 exercise price USD 11.5000	2,340	17,480
		49,002
Total Warrants (Cost $49,940)		49,068

	Principal Amount°
CONVERTIBLE BONDS–0.03%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	5,756
		5,756
United States–0.03%
SM Energy 1.50%, excercise price $1.5000 7/1/21	233,000	230,695
		230,695
Total Convertible Bonds (Cost $228,365)		236,451
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.07%
United States–0.07%
•Fannie Mae-Aces 3.70% 9/25/30	83,000	95,525
Freddie Mac Multifamily Structured Pass Through Certificates
*♦•0.80% 5/25/29	2,058,497	110,319
*♦•1.04% 10/25/30	1,728,399	143,221
*♦1.36% 12/25/29	307,423	27,643
*♦•1.43% 7/25/30	279,153	30,933
*♦•1.52% 1/25/30	1,290,167	149,187
*♦•1.58% 4/25/30	549,570	66,803

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Freddie Mac Multifamily Structured Pass Through Certificates (continued)
*♦•1.70% 4/25/30	154,988	$ 19,876
Total Agency Commercial Mortgage-Backed Securities (Cost $657,373)		643,507
AGENCY MORTGAGE-BACKED SECURITIES–0.04%
United States–0.04%
•Freddie Mac STACR REMIC Trust
3.02% (SOFR + 3.00%) 8/25/33	147,186	144,652
5.02% (SOFR + 5.00%) 8/25/33	93,000	86,438
•Freddie Mac Structured Agency Credit Risk Debt Notes
3.42% (SOFR + 3.40%) 8/25/33	85,000	84,068
6.02% (SOFR + 6.00%) 8/25/33	77,000	76,869
Total Agency Mortgage-Backed Securities (Cost $402,186)		392,027
ΔCORPORATE BONDS–5.43%
Argentina–0.01%
Genneia 8.75% 1/20/22	110,000	98,175
		98,175
Australia–0.46%
μAustralia & New Zealand Banking Group 2.57% 11/25/35	254,000	238,745
=@Quintis Australia Pty (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28	2,006,979	2,006,979
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	1,993,608	1,993,608
Westpac Banking 2.96% 11/16/40	62,000	57,677
		4,297,009
Brazil–0.08%
Itau Unibanco Holding 3.25% 1/24/25	200,000	203,586
@Oi 10.00% 7/27/25	88,000	92,840
Rumo Luxembourg 5.88% 1/18/25	200,000	211,055
Suzano Austria GmbH 3.75% 1/15/31	95,000	97,733
Vale Overseas 3.75% 7/8/30	90,000	93,950
		699,164
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Canada–0.06%
1011778 BC / New Red Finance
4.00% 10/15/30		96,000	$ 92,640
4.38% 1/15/28		13,000	13,061
Bombardier 6.13% 1/15/23		19,000	19,784
Brookfield Residential Properties 6.25% 9/15/27		13,000	13,569
First Quantum Minerals 6.88% 10/15/27		200,000	214,500
GFL Environmental 5.13% 12/15/26		8,000	8,430
Hudbay Minerals 6.13% 4/1/29		20,000	21,350
Mattamy Group
4.63% 3/1/30		168,000	166,871
5.25% 12/15/27		4,000	4,185
			554,390
Cayman Islands–0.03%
Sable International Finance 5.75% 9/7/27		215,000	226,556
Spirit Loyalty Cayman 8.00% 9/20/25		43,843	49,543
			276,099
Chile–0.05%
Empresa Nacional del Petroleo 4.50% 9/14/47		200,000	200,182
Nacional del Cobre de Chile 4.25% 7/17/42		208,000	224,676
			424,858
Colombia–0.05%
Ecopetrol 6.88% 4/29/30		208,000	253,219
Empresas Publicas de Medellin ESP 4.25% 7/18/29		200,000	202,500
			455,719
Dominican Republic–0.02%
Aeropuertos Dominicanos Siglo XXI S.A. 6.75% 3/30/29		200,000	208,500
			208,500
France–0.07%
BNP Paribas
μ2.59% 8/12/35		439,000	412,880
2.82% 1/26/41		234,000	210,423
			623,303
Germany–0.18%
μDeutsche Bank 3.73% 1/14/32		200,000	193,926
Douglas GmbH 6.00% 4/8/26	EUR	590,000	677,294
@Kirk Beauty 8.25% 10/1/26	EUR	294,000	327,535
KME SE 6.75% 2/1/23	EUR	426,000	423,451
			1,622,206

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Greece–0.06%
Ellaktor Value 6.38% 12/15/24	EUR	545,000	$ 591,187
			591,187
India–0.02%
Muthoot Finance 6.13% 10/31/22		200,000	207,380
			207,380
Indonesia–0.02%
Pertamina Persero PT 3.65% 7/30/29		213,000	222,520
			222,520
Ireland–0.03%
C&W Senior Financing 6.88% 9/15/27		220,000	234,575
			234,575
Israel–0.01%
Leviathan Bond 5.75% 6/30/23		125,374	131,016
			131,016
Luxembourg–0.08%
Garfunkelux Holdco 3
6.75% 11/1/25	EUR	190,000	230,275
7.75% 11/1/25	GBP	323,000	460,102
			690,377
Mexico–0.14%
μBanco Mercantil del Norte 6.75% 9/27/24		200,000	208,190
μBBVA Bancomer SA/Texas 5.13% 1/18/33		200,000	205,752
Controladora Mabe 5.60% 10/23/28		200,000	232,500
Operadora de Servicios Mega 8.25% 2/11/25		200,000	201,500
Petroleos Mexicanos
6.35% 2/12/48		123,000	101,321
6.50% 3/13/27		299,000	312,455
6.95% 1/28/60		33,000	28,304
7.69% 1/23/50		42,000	38,850
			1,328,872
Netherlands–0.08%
Equate Petrochemical 4.25% 11/3/26		200,000	217,330
Petrobras Global Finance
5.30% 1/27/25		102,000	112,710
5.60% 1/3/31		348,000	366,723
6.00% 1/27/28		57,000	62,628
			759,391
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Peru–0.02%
Inkia Energy 5.88% 11/9/27		200,000	$ 210,000
			210,000
Republic of Korea–0.00%
Clark Equipment 5.88% 6/1/25		33,000	34,898
			34,898
Saudi Arabia–0.06%
Saudi Arabian Oil 2.25% 11/24/30		600,000	574,588
			574,588
Singapore–0.02%
Puma International Financing 5.13% 10/6/24		200,000	200,300
			200,300
South Africa–0.02%
Gold Fields Orogen Holdings 5.13% 5/15/24		200,000	218,800
			218,800
Ukraine–0.02%
MHP SE 7.75% 5/10/24		200,000	214,134
			214,134
United Arab Emirates–0.02%
DP World 6.85% 7/2/37		100,000	129,000
Shelf Drilling Holdings 8.88% 11/15/24		20,000	20,000
			149,000
United Kingdom–0.30%
Algeco Global Finance 6.50% 2/15/23	EUR	1,103,000	1,313,604
BAT Capital 3.98% 9/25/50		121,000	113,397
British Airways 4.25% 5/15/34		60,469	63,356
μLloyds Banking Group 2.71% 12/3/35	GBP	842,000	1,158,070
Vodafone Group
4.25% 9/17/50		68,000	74,914
μ7.00% 4/4/79		14,000	16,884
			2,740,225
United States–3.52%
7-Eleven 2.80% 2/10/51		83,000	74,337
AbbVie 4.25% 11/21/49		25,000	28,288
Acadia Healthcare
5.00% 4/15/29		26,000	26,981
5.50% 7/1/28		72,000	75,798
ADT Security 4.88% 7/15/32		6,000	6,098
Affinity Gaming 6.88% 12/15/27		98,000	103,267
Air Lease 3.13% 12/1/30		180,000	179,466

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Altria Group
3.40% 2/4/41	43,000	$ 39,897
3.70% 2/4/51	82,000	74,706
Amazon.com 2.50% 6/3/50	83,000	74,239
AMC Networks
4.75% 8/1/25	17,000	17,439
5.00% 4/1/24	8,000	8,100
American Builders & Contractors Supply 4.00% 1/15/28	6,000	6,000
•American Express 3.47% (LIBOR03M + 3.29%) 6/15/21	348,000	344,855
American Tower
2.95% 1/15/51	85,000	75,146
3.10% 6/15/50	43,000	39,529
AMN Healthcare 4.00% 4/15/29	32,000	31,840
Anheuser-Busch InBev Worldwide 4.50% 6/1/50	90,000	102,116
Anthem 3.13% 5/15/50	41,000	39,124
Apple 2.65% 2/8/51	82,000	74,930
Aramark Services
4.75% 6/1/26	19,000	19,532
5.00% 2/1/28	45,000	46,699
AT&T 3.30% 2/1/52	83,000	74,754
Avantor Funding 4.63% 7/15/28	105,000	109,658
Avaya 6.13% 9/15/28	100,000	106,156
B&G Foods 5.25% 9/15/27	4,000	4,162
Ball 2.88% 8/15/30	31,000	29,861
μBank of America
3.48% 3/13/52	73,000	74,386
4.08% 3/20/51	35,000	38,861
Bausch Health
6.25% 2/15/29	48,000	51,022
7.00% 1/15/28	13,000	14,112
9.00% 12/15/25	27,000	29,335
Bausch Health Americas 9.25% 4/1/26	27,000	29,916
Blue Racer Midstream 7.63% 12/15/25	39,000	42,031
Boise Cascade 4.88% 7/1/30	17,000	17,808
Bristow Group 6.88% 3/1/28	160,000	159,482
Broadcom
1.95% 2/15/28	47,000	45,943
3.75% 2/15/51	119,000	113,790
Buckeye Partners
4.13% 3/1/25	222,000	226,505
4.15% 7/1/23	5,000	5,131
4.35% 10/15/24	45,000	46,237
Builders FirstSource 6.75% 6/1/27	12,000	12,915
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
BY Crown Parent / BY Bond Finance 4.25% 1/31/26	25,000	$ 25,961
Caesars Entertainment
6.25% 7/1/25	550,000	586,308
8.13% 7/1/27	308,000	339,645
Caesars Resort Collection 5.75% 7/1/25	117,000	123,470
Calpine
4.50% 2/15/28	22,000	22,185
5.13% 3/15/28	54,000	54,251
Carnival 11.50% 4/1/23	160,000	183,400
Carrier Global 3.58% 4/5/50	168,000	164,975
CCO Holdings 4.75% 3/1/30	54,000	55,957
Cedar Fair
5.25% 7/15/29	11,000	11,307
5.38% 4/15/27	11,000	11,275
5.50% 5/1/25	17,000	17,893
Centene 4.25% 12/15/27	53,000	55,749
Centennial Resource Production 5.38% 1/15/26	10,000	8,800
CenturyLink
4.00% 2/15/27	17,000	17,364
5.13% 12/15/26	17,000	17,907
μCharles Schwab 4.00% 12/1/30	181,000	177,923
Charter Communications Operating
2.80% 4/1/31	571,000	563,513
3.50% 6/1/41	79,000	74,922
3.70% 4/1/51	30,000	28,059
Cheniere Energy 4.63% 10/15/28	153,000	158,897
Cheniere Energy Partners
4.50% 10/1/29	26,000	26,963
5.63% 10/1/26	24,000	25,097
Chesapeake Energy
5.50% 2/1/26	180,000	187,361
5.88% 2/1/29	33,000	34,980
Chobani Finance 4.63% 11/15/28	22,000	22,440
CHS/Community Health Systems 8.00% 3/15/26	67,000	72,447
Churchill Downs
4.75% 1/15/28	4,000	4,137
5.50% 4/1/27	13,000	13,588
Citigroup
•4.29% (LIBOR03M + 4.10%) 5/15/21	454,000	454,136
μ4.41% 3/31/31	249,000	284,162
μ5.32% 3/26/41	58,000	74,674
Clarios Global
6.25% 5/15/26	9,000	9,558
6.75% 5/15/25	4,000	4,279
Clean Harbors 4.88% 7/15/27	11,000	11,605
CNX Resources 7.25% 3/14/27	6,000	6,445

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
CommScope 7.13% 7/1/28	66,000	$ 70,097
CommScope Technologies 6.00% 6/15/25	80,000	81,604
Continental Resources 4.38% 1/15/28	9,000	9,464
Crown Castle International 3.25% 1/15/51	30,000	27,614
CrownRock 5.63% 10/15/25	32,000	32,647
CSC Holdings
3.38% 2/15/31	200,000	188,500
4.13% 12/1/30	380,000	377,446
4.63% 12/1/30	609,000	599,022
CVS Health 5.05% 3/25/48	22,000	27,008
Darling Ingredients 5.25% 4/15/27	11,000	11,564
DaVita
3.75% 2/15/31	544,000	518,829
4.63% 6/1/30	339,000	345,394
DCP Midstream Operating
5.13% 5/15/29	5,000	5,317
5.38% 7/15/25	10,000	10,836
Dell International 8.35% 7/15/46	49,000	74,548
DISH DBS 7.75% 7/1/26	27,000	29,801
Elanco Animal Health
4.91% 8/27/21	11,000	11,096
5.90% 8/28/28	13,000	14,739
Emergent BioSolutions 3.88% 8/15/28	15,000	14,663
Encompass Health 4.50% 2/1/28	15,000	15,362
Endeavor Energy Resources
5.50% 1/30/26	11,000	11,416
5.75% 1/30/28	35,000	36,971
6.63% 7/15/25	11,000	11,756
Endo Luxembourg Finance I Sarl / Endo 6.13% 4/1/29	70,000	70,612
Energizer Holdings
4.38% 3/31/29	27,000	27,094
4.75% 6/15/28	44,000	45,375
Energy Transfer Operating 5.00% 5/15/50	73,000	75,500
Enterprise Products Operating 3.20% 2/15/52	126,000	114,936
Equinix 2.95% 9/15/51	86,000	75,711
ESH Hospitality 4.63% 10/1/27	6,000	6,346
Ford Motor
9.00% 4/22/25	37,000	44,811
9.63% 4/22/30	11,000	15,351
Forestar Group
5.00% 3/1/28	457,000	474,279
8.00% 4/15/24	119,000	124,206
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Freeport-McMoRan
4.63% 8/1/30	49,000	$ 53,323
5.00% 9/1/27	29,000	30,815
Fresh Market 9.75% 5/1/23	124,000	127,565
Frontier Communications
5.00% 5/1/28	191,000	194,511
5.88% 10/15/27	80,000	84,800
6.75% 5/1/29	306,000	322,738
Full House Resorts 8.25% 2/15/28	31,000	33,024
GCI 4.75% 10/15/28	54,000	55,282
General Electric 4.35% 5/1/50	92,000	102,115
General Motors 5.95% 4/1/49	80,000	101,513
General Motors Financial
2.70% 8/20/27	327,000	333,137
μ5.70% 9/30/30	56,000	60,480
Genesis Energy 8.00% 1/15/27	45,000	45,563
Gilead Sciences 2.80% 10/1/50	84,000	74,658
GPC Merger Sub 7.13% 8/15/28	13,000	13,829
Gray Television 7.00% 5/15/27	18,000	19,575
Great Western Petroleum/Great Western Finance 12.00% 9/1/25	44,000	39,160
Harsco 5.75% 7/31/27	4,000	4,095
Herc Holdings 5.50% 7/15/27	11,000	11,706
Hess
4.30% 4/1/27	168,000	183,093
5.60% 2/15/41	65,000	74,984
Hilton Domestic Operating
3.63% 2/15/32	524,000	508,594
4.00% 5/1/31	33,000	33,000
4.88% 1/15/30	17,000	18,034
Hilton Worldwide Finance 4.88% 4/1/27	13,000	13,569
Hologic 3.25% 2/15/29	321,000	316,987
Howard Hughes
4.13% 2/1/29	132,000	129,059
4.38% 2/1/31	145,000	142,009
5.38% 8/1/28	256,000	269,120
Hughes Satellite Systems 7.63% 6/15/21	98,000	99,127
iHeartCommunications
4.75% 1/15/28	6,000	6,045
5.25% 8/15/27	14,000	14,401
6.38% 5/1/26	26,985	28,638
International Business Machines 4.25% 5/15/49	100,000	115,113
Iron Mountain
4.50% 2/15/31	388,000	383,577
4.88% 9/15/27	19,000	19,439
5.25% 3/15/28	15,000	15,581
5.25% 7/15/30	332,000	342,558

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Jaguar Holding / PPD Development 5.00% 6/15/28	32,000	$ 33,328
JBS USA Finance
6.50% 4/15/29	33,000	37,273
6.75% 2/15/28	21,000	22,995
Joseph T Ryerson & Son 8.50% 8/1/28	33,000	36,960
μJPMorgan Chase & Co. 3.11% 4/22/51	76,000	74,431
Kaiser Aluminum 4.63% 3/1/28	5,000	5,118
Kinder Morgan 3.60% 2/15/51	122,000	113,674
Kraft Heinz Foods 5.00% 7/15/35	16,000	18,415
Kroger 3.95% 1/15/50	36,000	38,900
L Brands
5.25% 2/1/28	19,000	20,378
6.63% 10/1/30	20,000	22,836
Lamar Media
4.00% 2/15/30	7,000	6,981
4.88% 1/15/29	21,000	21,893
Lamb Weston Holdings
4.88% 11/1/26	18,000	18,617
4.88% 5/15/28	4,000	4,319
Legends Hospitality Holding 5.00% 2/1/26	17,000	17,298
Level 3 Financing
3.63% 1/15/29	357,000	345,844
4.25% 7/1/28	655,000	662,408
Lions Gate Capital Holdings 5.50% 4/15/29	167,000	167,018
Lowe's Companies 3.00% 10/15/50	42,000	39,174
LYB International Finance III 3.63% 4/1/51	28,000	27,582
Marriott Ownership Resorts
6.13% 9/15/25	266,000	282,526
6.50% 9/15/26	17,000	17,754
Masonite International 5.38% 2/1/28	13,000	13,796
MasTec 4.50% 8/15/28	5,000	5,188
Mauser Packaging Solutions Holding 7.25% 4/15/25	47,000	47,000
McDonald's 4.45% 9/1/48	222,000	258,884
Meritor
4.50% 12/15/28	3,000	3,009
6.25% 6/1/25	72,000	76,680
MGM Growth Properties Operating Partnership
3.88% 2/15/29	125,000	124,516
4.63% 6/15/25	37,000	39,024
5.63% 5/1/24	24,000	25,761
5.75% 2/1/27	10,000	11,024
MGM Resorts International
5.50% 4/15/27	17,000	18,275
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
MGM Resorts International (continued)
6.75% 5/1/25	13,000	$ 14,007
Michaels Stores 8.00% 7/15/27	84,000	92,820
Molina Healthcare 3.88% 11/15/30	48,000	49,380
Morgan Stanley
μ2.80% 1/25/52	43,000	39,580
•3.85% (LIBOR03M + 3.61%) 7/15/21	382,000	382,571
Motorola Solutions 5.50% 9/1/44	62,000	75,169
MPT Operating Partnership
4.63% 8/1/29	20,000	21,041
5.00% 10/15/27	30,000	31,560
Nationstar Mortgage Holdings
5.13% 12/15/30	44,000	43,395
5.50% 8/15/28	79,000	79,320
New Albertsons
3.50% 3/15/29	444,000	422,528
5.75% 3/15/25	12,000	12,392
New Home 7.25% 10/15/25	99,000	102,486
Nexstar Broadcasting
4.75% 11/1/28	121,000	122,275
5.63% 7/15/27	26,000	27,251
NRG Energy
5.25% 6/15/29	27,000	28,890
5.75% 1/15/28	18,000	19,125
NuStar Logistics 5.75% 10/1/25	318,000	340,425
ONEOK Partners 4.90% 3/15/25	354,000	393,217
Oracle 3.95% 3/25/51	249,000	256,685
Outfront Media Capital
4.63% 3/15/30	3,000	2,888
5.00% 8/15/27	15,000	15,150
6.25% 6/15/25	19,000	20,093
Park Intermediate Holdings
5.88% 10/1/28	42,000	44,530
7.50% 6/1/25	4,000	4,372
Parsley Energy 5.63% 10/15/27	15,000	16,256
PBF Holding 9.25% 5/15/25	120,000	122,514
Peninsula Pacific Entertainment/Peninsula Pacific Entertainment Finance In 8.50% 11/15/27	43,000	46,225
PennyMac Financial Services 5.38% 10/15/25	4,000	4,146
PG&E
5.00% 7/1/28	238,000	251,441
5.25% 7/1/30	41,000	43,460
Picasso Finance Sub 6.13% 6/15/25	45,000	47,812

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Pilgrim's Pride 5.88% 9/30/27	19,000	$ 20,362
Pioneer Natural Resources 1.90% 8/15/30	270,000	250,577
Pitney Bowes
6.88% 3/15/27	205,000	203,206
7.25% 3/15/29	150,000	148,336
Playtika Holding 4.25% 3/15/29	75,000	73,890
Post Holdings 4.63% 4/15/30	60,000	60,150
Prime Security Services Borrower
3.38% 8/31/27	41,000	39,770
6.25% 1/15/28	18,000	18,738
μPrudential Financial
5.63% 6/15/43	189,000	202,540
5.88% 9/15/42	285,000	300,955
Quicken Loans
3.63% 3/1/29	407,000	391,737
3.88% 3/1/31	440,000	423,500
5.25% 1/15/28	66,000	69,300
Radiate Holdco 4.50% 9/15/26	100,000	101,125
Reynolds Group Issue 4.00% 10/15/27	17,000	16,660
Rockies Express Pipeline 4.95% 7/15/29	4,000	4,085
Royalty Pharma 3.55% 9/2/50	79,000	75,283
Sabre GLBL 9.25% 4/15/25	80,000	95,400
Scientific Games International 5.00% 10/15/25	11,000	11,393
SeaWorld Parks & Entertainment 9.50% 8/1/25	37,000	40,213
Select Medical 6.25% 8/15/26	708,000	752,434
Service Properties Trust
4.35% 10/1/24	6,000	5,965
4.50% 6/15/23	312,000	316,948
5.00% 8/15/22	457,000	463,823
7.50% 9/15/25	49,000	55,685
Shea Homes 4.75% 4/1/29	96,000	97,104
Shift4 Payments 4.63% 11/1/26	14,000	14,525
Sirius XM Radio
4.13% 7/1/30	318,000	318,366
5.00% 8/1/27	33,000	34,619
5.50% 7/1/29	27,000	29,194
Six Flags Entertainment 4.88% 7/31/24	21,000	21,202
Six Flags Theme Parks 7.00% 7/1/25	6,000	6,488
SM Energy 10.00% 1/15/25	218,000	245,250
Specialty Building Products Holdings 6.38% 9/30/26	5,000	5,163
Standard Industries
3.38% 1/15/31	21,000	19,898
4.38% 7/15/30	57,000	57,513
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Standard Industries (continued)
5.00% 2/15/27	9,000	$ 9,383
Steel Dynamics 3.25% 10/15/50	80,000	74,653
Stericycle 3.88% 1/15/29	17,000	16,788
Summit Materials 5.25% 1/15/29	34,000	35,487
Sunoco
4.50% 5/15/29	46,000	45,827
6.00% 4/15/27	13,000	13,601
Talen Energy Supply 7.63% 6/1/28	293,000	296,662
Targa Resources Partners
4.00% 1/15/32	386,000	363,041
5.38% 2/1/27	11,000	11,408
5.88% 4/15/26	22,000	23,031
6.50% 7/15/27	18,000	19,560
6.88% 1/15/29	18,000	19,831
Taylor Morrison Communities 5.88% 6/15/27	4,000	4,420
TEGNA
4.63% 3/15/28	11,000	11,193
4.75% 3/15/26	76,000	80,655
Teleflex 4.63% 11/15/27	11,000	11,646
Tenet Healthcare
4.63% 7/15/24	27,000	27,559
4.63% 9/1/24	13,000	13,374
4.63% 6/15/28	39,000	39,974
4.88% 1/1/26	44,000	45,749
5.13% 5/1/25	30,000	30,421
6.25% 2/1/27	33,000	34,844
Terex 5.63% 2/1/25	17,000	17,478
T-Mobile USA
3.30% 2/15/51	81,000	75,700
4.50% 4/15/50	36,000	40,424
TransDigm
6.25% 3/15/26	1,386,000	1,469,437
6.38% 6/15/26	17,000	17,574
TreeHouse Foods 4.00% 9/1/28	4,000	4,028
Uber Technologies 6.25% 1/15/28	27,000	29,408
Under Armour 3.25% 6/15/26	5,000	5,003
♦United Airlines Pass Through Trust
4.88% 7/15/27	21,000	21,788
5.88% 4/15/29	782,612	867,676
United Rentals North America
3.88% 2/15/31	93,000	93,465
4.88% 1/15/28	35,000	36,868
5.50% 5/15/27	22,000	23,463
United Shore Financial Services 5.50% 11/15/25	378,000	394,065
UnitedHealth Group
2.90% 5/15/50	41,000	39,262

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
UnitedHealth Group (continued)
3.13% 5/15/60	77,000	$ 75,590
US Concrete 5.13% 3/1/29	73,000	75,190
US Foods 6.25% 4/15/25	9,000	9,648
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 4/26/21	153,000	146,880
Vail Resorts 6.25% 5/15/25	5,000	5,331
Valvoline 4.25% 2/15/30	5,000	5,100
Verizon Communications
2.88% 11/20/50	97,000	86,212
3.55% 3/22/51	161,000	160,774
3.70% 3/22/61	115,000	113,633
ViacomCBS 4.95% 5/19/50	63,000	73,846
ViaSat 5.63% 4/15/27	5,000	5,245
VICI Properties
3.50% 2/15/25	146,000	148,646
3.75% 2/15/27	140,000	140,000
4.13% 8/15/30	140,000	141,218
Vistra Operations
5.00% 7/31/27	28,000	28,841
5.63% 2/15/27	432,000	449,012
Weekley Homes 4.88% 9/15/28	116,000	118,900
μWells Fargo & Co. 3.90% 3/15/26	192,000	193,901
William Carter 5.63% 3/15/27	11,000	11,619
Williams Scotsman International 4.63% 8/15/28	17,000	17,319
WMG Acquisition 3.88% 7/15/30	4,000	4,039
WPX Energy
4.50% 1/15/30	10,000	10,768
5.25% 10/15/27	11,000	11,721
Wyndham Destinations 6.63% 7/31/26	130,000	147,595
Wyndham Hotels & Resorts 4.38% 8/15/28	50,000	50,575
Wynn Las Vegas 5.25% 5/15/27	15,000	15,707
Wynn Resorts Finance
5.13% 10/1/29	13,000	13,306
7.75% 4/15/25	11,000	11,925
Xerox Holdings 5.00% 8/15/25	94,000	98,103
XHR 6.38% 8/15/25	308,000	325,325
XPO Logistics 6.25% 5/1/25	46,000	49,500
Yum! Brands
3.63% 3/15/31	116,000	111,505
4.75% 1/15/30	14,000	14,802
Zayo Group Holdings 4.00% 3/1/27	14,000	13,755
		32,746,374
Total Corporate Bonds (Cost $50,111,166)		50,513,060
		Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS–1.54%
Canada–0.11%
•Knowlton Development Corporation 5.00% (EURIBOR03M + 5.00%) 12/22/25	EUR	906,056	$ 1,060,757
			1,060,757
France–0.13%
•Babilou Group 5.00% (EURIBOR03M + 5.00%) 11/17/27	EUR	1,018,000	1,194,310
			1,194,310
Netherlands–0.35%
•Boels Top Holding 4.00% (EURIBOR03M + 4.00%) 2/6/27	EUR	1,210,000	1,420,897
•Ziggo 3.00% (EURIBOR06M + 3.00%) 1/31/29	EUR	1,558,766	1,815,407
			3,236,304
United States–0.95%
•Aimbridge Acquisition 6.75% (LIBOR01M + 6.00%) 2/2/26		357,105	357,105
•Applied Systems 3.50% (LIBOR01M + 3.00%) 9/19/24		61,000	60,725
•Athenahealth 4.45% (LIBOR03M + 4.25%) 2/11/26		96,000	96,080
•Avantor Funding 3.25% (LIBOR01M + 2.25%) 11/8/27		67,530	67,496
•Avaya
4.11% (LIBOR01M + 4.00%) 12/15/27		65,000	64,954
4.36% (LIBOR01M + 4.25%) 12/15/27		101,840	101,824
•Cablevision Lightpath 3.75% (LIBOR01M + 3.25%) 11/30/27		91,770	91,541
•Caesars Resort Collection 4.61% (LIBOR01M + 4.50%) 7/21/25		168,155	168,365
•Douglas Dynamics Holdings 4.75% (LIBOR01M + 3.75%) 6/8/26		52,831	52,534
•Dun & Bradstreet Corporation 3.36% (LIBOR01M + 3.25%) 2/6/26		151,620	150,672
•Flexera Software 4.50% (LIBOR03M + 3.75%) 1/26/28		101,745	101,800
•Foundation Building Materials Holding Company
3.75% (LIBOR01M + 3.25%) 2/3/28		57,212	56,626

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•Foundation Building Materials Holding Company (continued)
3.75% (LIBOR01M + 3.25%) 2/3/28	33,087	$ 32,748
•Gentiva Health Services 2.88% (LIBOR01M + 2.75%) 7/2/25	259,737	257,898
•Granite Acquisition 3.25% (LIBOR03M + 2.75%) 3/31/28	76,000	75,715
•Herschend Entertainment Company 6.75% (LIBOR03M + 5.75%) 8/25/25	427,850	434,268
•Hilton Worldwide Finance 1.86% (LIBOR01M + 1.75%) 6/22/26	752,715	745,376
•Informatica 3.36% (LIBOR01M + 3.25%) 2/25/27	268,646	266,363
•IRB Holding Corp 4.25% (LIBOR03M + 3.25%) 12/15/27	392,699	390,857
•LBM Acquisition
4.50% (LIBOR01M + 0.75%) 12/17/27	113,966	113,417
4.50% (LIBOR01M + 0.75%) 12/17/27	25,326	25,204
•Leslie's Poolmart 3.25% (LIBOR01M + 2.75%) 3/4/28	284,000	282,106
•LogMeIn 4.85% (LIBOR01M + 4.75%) 8/31/27	346,133	344,942
•McAfee 3.86% (LIBOR01M + 3.75%) 9/30/24	101,710	101,685
•Pacific Gas & Electric Company 3.50% (LIBOR01M + 3.00%) 6/23/25	232,245	231,736
•Park River Holdings 4.00% (LIBOR03M + 3.25%) 12/28/27	219,000	217,495
•Peraton Holding
4.00% (LIBOR03M + 3.25%) 2/1/28	141,373	141,256
4.50% (LIBOR03M + 3.75%) 2/1/28	80,330	80,263
•Playtika Holding 2.86% (LIBOR03M + 2.75%) 3/13/28	573,000	569,419
•Project Ruby Ultimate Parent 4.00% (LIBOR03M + 3.25%) 3/3/28	367,000	365,319
•RealPage 3.75% (LIBOR03M + 3.25%) 2/17/28	241,000	239,761
•Select Medical Corporation 2.36% (LIBOR01M + 2.25%) 3/6/25	67,699	67,227
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
United States (continued)
•Shearer's Foods 4.25% (LIBOR03M + 3.50%) 9/23/27	142,155	$ 141,777
∞•Signal Parent 0.00% 3/25/28	220,000	218,350
•Surf Holdings 3.68% (LIBOR03M + 3.50%) 3/5/27	281,222	278,250
•The Enterprise Development Authority 4.00% (LIBOR03M + 3.25%) 2/18/28	510,000	511,275
•Triton Water Holdings 4.00% (LIBOR03M + 3.50%) 3/31/28	215,000	213,992
•Ultimate Software Group 4.00% (LIBOR01M + 3.25%) 5/4/26	162,600	162,599
•VS Buyer 3.11% (LIBOR01M + 3.00%) 2/28/27	101,743	101,277
•Western Digital Corporation 1.86% (LIBOR01M + 1.75%) 4/29/23	102,000	101,831
•White Cap Buyer 4.50% (LIBOR06M + 4.00%) 10/19/27	636,405	634,814
•WOOF Holdings 4.50% (LIBOR03M + 3.75%) 12/21/27	67,699	67,360
		8,784,302
Total Loan Agreements (Cost $13,940,215)		14,275,673
MUNICIPAL BONDS–0.14%
Puerto Rico–0.10%
Puerto Rico Sales Tax Financing Sales Tax Revenue (Restructured Series A-1)
4.75% 7/1/53	54,000	58,639
5.00% 7/1/58	814,000	896,360
		954,999
United States–0.04%
Buckeye Tobacco Settlement Financing Authority (Refunding Asset Backed Senior Turbo Series B-2) 5.00% 6/1/55	280,000	315,451
		315,451
Total Municipal Bonds (Cost $1,248,597)		1,270,450
NON-AGENCY ASSET-BACKED SECURITIES–0.48%
Cayman Islands–0.02%
•Cedar Funding VI 1.15% (LIBOR03M + 1.05%) 4/20/34	100,000	100,010

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Cayman Islands (continued)
•Voya CLO 1.14% (LIBOR03M + 1.04%) 4/20/34	150,000	$ 150,016
		250,026
United States–0.46%
Brex Commercial Charge Card Master Trust 2.09% 7/17/24	200,000	199,985
Mariner Finance Issuance Trust 2.19% 8/21/34	220,000	223,280
Mercury Financial Credit Card Master Trust 1.54% 3/20/26	740,000	740,112
Navient Private Education Refi Loan Trust 3.42% 1/15/43	70,021	71,906
•SLM Private Credit Student Loan Trust
0.42% (LIBOR03M + 0.24%) 12/16/41	245,041	238,598
0.47% (LIBOR03M + 0.29%) 6/15/39	233,744	228,364
0.51% (LIBOR03M + 0.33%) 6/15/39	152,776	149,634
•SLM Private Education Loan Trust 4.86% (LIBOR01M + 4.75%) 10/15/41	621,000	672,878
SMB Private Education Loan Trust
2.31% 1/15/53	210,000	204,130
2.76% 7/15/53	140,000	134,815
2.99% 1/15/53	520,000	510,834
3.44% 7/15/36	234,535	248,872
3.86% 1/15/53	280,000	275,306
3.86% 1/15/53	150,000	147,949
Sofi Professional Loan Program
3.34% 8/25/47	74,587	77,163
3.69% 6/15/48	125,157	130,571
		4,254,397
Total Non-Agency Asset-Backed Securities (Cost $4,457,558)		4,504,423
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.96%
United States–0.96%
•1211 Avenue of the Americas Trust 4.14% 8/10/35	170,000	176,882
•Alen Mortgage Trust 3.21% (LIBOR01M + 3.10%) 4/15/34	185,000	185,057
•AOA Mortgage Trust 3.01% 12/13/29	112,496	112,738
Arbor Multifamily Mortgage Securities Trust 1.75% 5/15/53	101,848	81,831
Bank
3.54% 11/15/54	84,029	92,125
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
Bank (continued)
•3.93% 11/15/50	59,811	$ 65,032
•Bayview Commercial Asset Trust
0.45% (LIBOR01M + 0.34%) 10/25/36	22,224	20,762
1.16% (LIBOR01M + 1.05%) 11/25/35	16,586	14,948
•BBCMS Mortgage Trust
1.23% (LIBOR01M + 1.12%) 3/15/37	188,000	183,772
2.61% (LIBOR01M + 2.50%) 8/15/36	101,000	99,990
•BBCMS Trust 2.22% (LIBOR01M + 2.11%) 12/15/31	77,350	77,158
*•Benchmark Mortgage Trust 1.28% 2/15/54	2,150,862	214,569
•BHMS 2.01% (LIBOR01M + 1.90%) 7/15/35	100,600	100,097
BWAY Mortgage Trust 3.63% 3/10/33	200,861	210,371
BX Commercial Mortgage Trust
•2.06% (LIBOR01M + 1.95%) 3/15/37	216,583	216,583
•2.16% (LIBOR01M + 2.05%) 11/15/35	169,706	169,600
•2.36% (LIBOR01M + 2.25%) 1/15/34	120,000	119,850
•2.41% (LIBOR01M + 2.30%) 10/15/36	352,692	352,582
•2.58% (LIBOR01M + 2.47%) 3/15/37	294,390	294,584
•2.61% (LIBOR01M + 2.50%) 12/15/36	112,869	112,728
•2.76% (LIBOR01M + 2.65%) 10/15/36	546,893	547,064
2.84% 3/9/44	100,708	102,016
•3.11% (LIBOR01M + 3.00%) 1/15/34	180,000	179,887
•3.36% (LIBOR01M + 3.25%) 10/15/37	100,000	100,123
•4.08% 12/9/41	317,000	325,936
•4.08% 12/9/41	445,000	436,614
•CD Mortgage Trust 3.91% 11/13/50	33,602	35,648
Citigroup Commercial Mortgage Trust
•2.61% (LIBOR01M + 2.50%) 12/15/36	100,000	99,876
3.86% 7/10/47	214,035	230,248
4.41% 11/10/51	77,100	88,225
•5.09% 3/10/47	44,179	46,308
COMM Mortgage Trust
3.53% 12/10/47	155,330	165,963
•4.78% 5/10/47	70,358	74,295

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•CORE Mortgage Trust 2.46% (LIBOR01M + 2.35%) 12/15/31	74,290	$ 73,176
•Credit Suisse Mortgage Capital Certificates
1.71% (LIBOR01M + 1.60%) 5/15/36	219,000	219,137
2.26% (LIBOR01M + 2.15%) 5/15/36	107,000	107,067
CSAIL Commercial Mortgage Trust
2.56% 3/15/53	455,585	460,184
•4.63% 11/15/48	44,796	48,033
CSMC 2.26% 8/15/37	146,000	148,860
•DBWF Mortgage Trust
1.46% (LIBOR01M + 1.35%) 12/19/30	100,000	99,875
1.86% (LIBOR01M + 1.75%) 12/19/30	100,000	99,501
GS Mortgage Securities Trust 2.73% 5/12/53	170,624	173,958
•J.P. Morgan Chase Commercial Mortgage Securities Trust 3.11% (LIBOR01M + 3.00%) 7/15/36	139,000	136,440
JP Morgan Chase Commercial Mortgage Securities Trust
4.03% 3/10/52	167,000	187,776
5.35% 7/5/33	83,505	87,995
•Life Mortgage Trust 2.46% (LIBOR01M + 2.35%) 3/15/38	542,000	542,769
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	145,359
•4.34% 5/15/48	24,948	26,561
Morgan Stanley Capital I Trust
2.70% 2/15/53	110,000	113,151
•4.28% 7/11/40	77,000	83,129
UBS Commercial Mortgage Trust 2.92% 10/15/52	45,785	47,585
•UBS-Barclays Commercial Mortgage Trust 5.03% 8/10/49	65,107	66,487
•Vno Mortgage Trust 3.90% 1/10/35	100,000	101,766
Wells Fargo Commercial Mortgage Trust
*•1.89% 7/15/53	1,177,968	168,905
•3.75% 6/15/36	100,000	109,063
•3.87% 5/15/48	130,000	140,689
•3.90% 7/15/50	48,308	49,918
•4.19% 11/15/50	115,506	121,696
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $8,832,942)		8,892,542
		Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS–6.56%
Argentina–0.13%
Argentine Republic Government International Bond
φ0.13% 7/9/30		1,429,149	$ 478,122
φ0.13% 7/9/35		1,713,837	511,597
φ0.13% 1/9/38		572,678	209,360
1.00% 7/9/29		146,136	52,390
			1,251,469
Australia–0.56%
Australia Government Bonds 3.00% 3/21/47	AUD	6,484,000	5,237,438
			5,237,438
Bahrain–0.05%
Bahrain Government International Bond 6.75% 9/20/29		400,000	435,080
			435,080
Brazil–0.20%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	7,765,000	1,483,197
Brazilian Government International Bond
3.88% 6/12/30		200,000	194,022
4.63% 1/13/28		200,000	211,322
			1,888,541
China–2.48%
China Government Bond
2.68% 5/21/30	CNY	79,830,000	11,623,868
3.29% 5/23/29	CNY	74,640,000	11,413,359
			23,037,227
Colombia–0.08%
Colombia Government International Bond
4.50% 1/28/26		200,000	219,544
4.50% 3/15/29		200,000	218,152
8.13% 5/21/24		103,000	122,796
Republic Of Colombia 4.13% 5/15/51		200,000	190,268
			750,760
Dominican Republic–0.04%
Dominican Republic International Bond
4.50% 1/30/30		150,000	151,500
5.95% 1/25/27		184,000	207,000
			358,500
Egypt–0.08%
Egypt Government International Bond
5.75% 5/29/24		200,000	209,676
5.88% 6/11/25		327,000	344,946
7.60% 3/1/29		200,000	212,724
			767,346

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Germany–0.10%
Bundesrepublik Deutschland Bundesanleihe 0.01% 8/15/50	EUR	884,433	$ 963,068
			963,068
Greece–0.22%
Hellenic Republic Government Bond 2.00% 4/22/27	EUR	1,590,000	2,046,577
			2,046,577
Indonesia–0.04%
Indonesia Government International Bond 4.10% 4/24/28		346,000	382,866
			382,866
Italy–1.56%
Italy Buoni Poliennali Del Tesoro
0.95% 8/1/30	EUR	3,799,000	4,602,720
1.35% 4/1/30	EUR	4,657,000	5,846,054
3.85% 9/1/49	EUR	2,280,000	4,035,552
			14,484,326
Japan–0.72%
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	790,100,000	6,667,952
			6,667,952
Mexico–0.08%
Mexico Government International Bond
2.66% 5/24/31		265,000	249,916
3.75% 1/11/28		200,000	213,856
4.75% 4/27/32		208,000	231,608
			695,380
Panama–0.04%
Panama Government International Bond
4.50% 4/16/50		200,000	220,506
6.70% 1/26/36		81,000	108,946
			329,452
Qatar–0.05%
Qatar Government International Bond
4.00% 3/14/29		200,000	227,000
4.40% 4/16/50		200,000	232,000
			459,000
Romania–0.01%
Romanian Government International Bond 6.13% 1/22/44		84,000	106,399
			106,399
	Principal Amount°	Value (U.S. $)
SOVEREIGN BONDS (continued)
Russia–0.03%
Russian Foreign Bond 5.25% 6/23/47	200,000	$ 237,150
		237,150
Saudi Arabia–0.02%
Saudi Government International Bond 4.50% 4/17/30	200,000	230,500
		230,500
Ukraine–0.05%
Ukraine Government International Bond
7.25% 3/15/33	200,000	198,960
7.75% 9/1/23	121,000	130,377
7.75% 9/1/25	103,000	111,880
		441,217
Uruguay–0.02%
Uruguay Government International Bond 5.10% 6/18/50	179,755	222,691
		222,691
Total Sovereign Bonds (Cost $60,308,371)		60,992,939
U.S. TREASURY OBLIGATIONS–2.10%
U.S. Treasury Bonds
×1.13% 8/15/40	4,536,100	3,688,416
1.63% 11/15/50	766,200	638,460
×2.38% 11/15/49	5,258,700	5,224,395
U.S. Treasury Inflation Indexed Bonds
0.13% 1/15/30	2,538,273	2,746,326
0.13% 1/15/31	929,477	1,000,483
U.S. Treasury Notes
×1.13% 2/15/31	950,900	898,452
2.00% 11/15/21	5,300,000	5,364,180
Total U.S. Treasury Obligations (Cost $20,468,134)		19,560,712

	Number of Shares
EXCHANGE-TRADED FUNDS–8.35%
Consumer Discretionary Select Sector SPDR® Fund	4,462	749,928
Energy Select Sector SPDR® Fund	14,779	725,058
Financial Select Sector SPDR® Fund	6,710	228,475
Health Care Select Sector SPDR® Fund	7,867	918,394
Industrial Select Sector SPDR® Fund	18,581	1,829,299
Invesco QQQ Trust Series 1 ETF	28,300	9,031,379

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares China Large-Cap ETF	17,947	$ 837,407
iShares iBoxx $ High Yield Corporate Bond ETF	53,883	4,697,520
iShares iBoxx $ Investment Grade Corporate Bond ETF	399	51,890
iShares Latin America 40 ETF	14,673	405,121
iShares MSCI Brazil ETF	8,739	292,320
iShares MSCI Emerging Markets ETF	1,999	106,627
iShares Nasdaq Biotechnology ETF	781	117,587
iShares Russell 2000 ETF	28,210	6,232,717
iShares S&P 500 Value ETF	8,834	1,247,714
KraneShares Bosera MSCI China A ETF	6,295	278,491
KraneShares CSI China Internet ETF	4,683	357,547
SPDR® S&P 500 ETF Trust	111,000	43,992,630
SPDR® Bloomberg Barclays High Yield Bond ETF	1,425	155,040
SPDR® EURO STOXX 50 ETF	3,115	138,649
†SPDR® Gold Shares	28,529	4,563,499
SPDR® S&P Oil & Gas Exploration & Production ETF	7,087	576,457
†United States Oil Fund	2,122	86,005
Total Exchange-Traded Funds (Cost $73,388,369)		77,619,754
MONEY MARKET FUND–2.55%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.04%)	23,758,522	23,758,522
Total Money Market Fund (Cost $23,758,522)		23,758,522

	Principal Amount°
SHORT-TERM INVESTMENTS–5.81%
U.S. TREASURY OBLIGATIONS–5.81%
≠U.S. Treasury Bills
0.01% 4/20/21	3,000,000	2,999,992
0.01% 4/29/21	20,000,000	19,999,845
0.04% 4/6/21	10,000,000	9,999,944
0.08% 4/29/21	21,000,000	20,998,982
		53,998,763
Total Short-Term Investments (Cost $53,998,764)		53,998,763

	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED–0.85%
Over-The-Counter–0.54%
Call Options –0.13%
Adidas Strike price EUR310, expiration date 5/21/21, notional amount EUR475,850 BCLY	1,535	$ 1,900
Advanced Micro Devices Strike price $84.5, expiration date 4/1/21, notional amount $261,950 JPMC	31	62
EUR vs USD Strike price EUR1.225, expiration date 4/1/21, notional amount EUR7,158,900 CITI	5,844,000	7
EURO STOXX 50 Strike price EUR3,875, expiration date 5/21/21, notional amount EUR1,197,375 CSI	309	29,038
EURO STOXX 50 Strike price EUR3,900, expiration date 7/16/21, notional amount EUR1,205,100 CSI	309	38,588
EURO STOXX 50 Strike price EUR3,925, expiration date 9/17/21, notional amount EUR1,212,825 CSI	309	47,733
Global Payments Strike price $205, expiration date 5/21/21, notional amount $1,004,500 NSI	49	33,310
LVMH Moet Hennessy Louis Vuitton Strike price EUR560, expiration date 6/18/21, notional amount EUR511,280 BCLY	913	27,711
Mastercard Strike price $395, expiration date 5/21/21, notional amount $592,500 NSI	15	4,496
Raytheon Technologies Strike price $77.5, expiration date 6/18/21, notional amount $1,022,690 GSI	13,196	50,528
SPDR® Gold Shares Strike price $166, expiration date 5/21/21, notional amount $255,640 MSC	1,540	2,033
SPDR® Gold Shares Strike price $168, expiration date 6/18/21, notional amount $516,768 SOC	3,076	5,267
SPDR® Gold Shares Strike price $176, expiration date 4/16/21, notional amount $963,600 JPMC	5,475	174

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
SPDR® S&P 500 ETF Trust Strike price $360, expiration date 6/18/21, notional amount $8,280,000 MSC	23,000	$ 922,065
Starbucks Strike price $115, expiration date 5/21/21, notional amount $521,755 CITI	4,537	8,606
		1,171,518
Call Swaptions–0.02%
30 yr Constant Maturity Swap Pay 0.64%, expiration date 4/21/21, notional amount $3,923,714 MSC	2,651,158	19
30 yr Constant Maturity Swap Pay 1.52%, expiration date 4/1/21, notional amount $5,614,093 GSI	3,693,482	0
30 yr Constant Maturity Swap Pay 1.53%, expiration date 4/6/21, notional amount $5,897,310 GSI	3,854,451	0
30 yr Constant Maturity Swap Pay 1.75%, expiration date 8/23/21, notional amount $3,777,986 GSI	2,158,849	26,175
30 yr Constant Maturity Swap Pay 1.77%, expiration date 8/23/21, notional amount $3,784,117 GSI	2,137,919	27,471
30 yr Constant Maturity Swap Pay 1.80%, expiration date 5/28/21, notional amount $3,952,127 BCLY	2,195,626	9,145
30 yr Constant Maturity Swap Receive 1.00%, expiration date 6/4/21, notional amount $4,044,230 JPMC	4,044,230	510
30 yr Constant Maturity Swap Receive 1.00%, expiration date 6/11/21, notional amount $1,318,771 BNP	1,318,771	260
4 yr Constant Maturity Swap Pay 0.80%, expiration date 3/16/23, notional amount $39,220,725 MSC	49,025,906	112,052
		175,632
Put Swaptions–0.36%
30 yr Constant Maturity Swap Pay 0.48%, expiration date 11/16/21, notional amount EUR1,735,823 JPMC	3,616,298	226,942
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
30 yr Constant Maturity Swap Pay 0.49%, expiration date 11/24/21, notional amount EUR1,726,567 GSI	3,523,607	$ 219,362
30 yr Constant Maturity Swap Pay 0.52%, expiration date 12/9/21, notional amount EUR1,697,713 GSI	3,264,832	194,501
5 yr Constant Maturity Swap Pay 0.64%, expiration date 5/25/21, notional amount $8,959,523 BOA	13,999,255	326,597
5 yr Constant Maturity Swap Pay 0.64%, expiration date 5/25/21, notional amount $17,919,046 BOA	27,998,510	653,194
5 yr Constant Maturity Swap Pay 0.85%, expiration date 5/25/21, notional amount $11,899,367 GSI	13,999,255	190,735
5 yr Constant Maturity Swap Receive 0.06%, expiration date 4/6/21, notional amount $7,266,056 BOA	12,110,094	272,378
5 yr Constant Maturity Swap Receive 0.06%, expiration date 4/6/21, notional amount $10,380,080 BOA	17,300,134	389,112
5 yr Constant Maturity Swap Receive 0.62%, expiration date 4/6/21, notional amount $7,508,258 BOA	12,110,094	260,426
5 yr Constant Maturity Swap Receive 0.63%, expiration date 5/24/21, notional amount $17,477,460 MSC	27,742,000	659,125
		3,392,372
Put Options–0.03%
EUR vs NOK Strike price NOK10.29, expiration date 4/28/21, notional amount NOK18,922,775 BOA	1,838,948	60,814
EUR vs USD Strike price EUR1.19, expiration date 8/2/21, notional amount EUR8,517,747 BNP	7,157,771	176,272
iShares National Muni Bond ETF Strike price $113, expiration date 8/20/21, notional amount $14,351 CSI	127	148

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
iShares National Muni Bond ETF Strike price $114, expiration date 8/20/21, notional amount $14,478 CSI	127	$ 194
USD vs JPY Strike price JPY101, expiration date 4/22/21, notional amount JPY617,171,610 GSI	6,110,610	6
USD vs JPY Strike price JPY103, expiration date 4/12/21, notional amount JPY653,844,000 MSC	6,348,000	7
USD vs NOK Strike price NOK8.48, expiration date 4/28/21, notional amount NOK15,594,279 MSC	1,838,948	15,815
		253,256
Centrally Cleared–0.31%
Call Options –0.19%
Advance Auto Parts Strike price $190, expiration date 5/21/21, notional amount $247,000	13	8,450
Advanced Micro Devices Strike price $84, expiration date 4/16/21, notional amount $260,400	31	1,798
Alibaba Group Holding Strike price $255, expiration date 5/21/21, notional amount $586,500	23	7,429
Alibaba Group Holding Strike price $280, expiration date 4/16/21, notional amount $1,624,000	58	870
Allianz Strike price EUR205, expiration date 4/16/21, notional amount EUR389,500	19	17,936
Alphabet Strike price $2,200, expiration date 4/16/21, notional amount $1,100,000	5	2,440
Alphabet Strike price $2,200, expiration date 5/21/21, notional amount $1,100,000	5	20,425
Amazon.com Strike price $3,250, expiration date 5/21/21, notional amount $650,000	2	14,455
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Amazon.com Strike price $3,300, expiration date 5/21/21, notional amount $990,000	3	$ 16,860
Apple Strike price $130, expiration date 5/21/21, notional amount $988,000	76	19,836
Autodesk Strike price $280, expiration date 6/18/21, notional amount $1,456,000	52	91,728
BNP Paribas Strike price EUR48, expiration date 4/16/21, notional amount EUR796,800	166	80,982
ConocoPhillips Strike price $55, expiration date 5/21/21, notional amount $726,000	132	31,812
Deere & Co. Strike price $380, expiration date 6/18/21, notional amount $266,000	7	13,370
Deere & Co. Strike price $400, expiration date 6/18/21, notional amount $520,000	13	14,482
DR Horton Strike price $85, expiration date 5/21/21, notional amount $603,500	71	56,090
Edwards Lifesciences Strike price $85, expiration date 5/21/21, notional amount $246,500	29	8,265
Facebook Strike price $290, expiration date 5/21/21, notional amount $986,000	34	63,410
Farfetch Strike price $75, expiration date 4/16/21, notional amount $345,000	46	690
Home Depot Strike price $270, expiration date 4/16/21, notional amount $216,000	8	29,280
Home Depot Strike price $280, expiration date 5/21/21, notional amount $728,000	26	74,360
Intel Strike price $65, expiration date 6/18/21, notional amount $1,469,000	226	71,868
Invesco QQQ Trust Series 1 ETF Strike price $340, expiration date 4/16/21, notional amount $2,346,000	69	2,622

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
iShares MSCI Emerging Markets ETF Strike price $59, expiration date 4/16/21, notional amount $802,400	136	$ 272
Las Vegas Sands Strike price $72.5, expiration date 5/21/21, notional amount $891,750	123	9,225
Lions Gate Entertainment Strike price $20, expiration date 6/18/21, notional amount $26,000	13	507
Lowe's Companies Strike price $170, expiration date 4/16/21, notional amount $204,000	12	26,448
Mastercard Strike price $350, expiration date 6/18/21, notional amount $1,890,000	54	112,590
Mastercard Strike price $365, expiration date 4/16/21, notional amount $949,000	26	9,750
Mastercard Strike price $420, expiration date 6/18/21, notional amount $1,008,000	24	5,280
Micron Technology Strike price $85, expiration date 4/16/21, notional amount $263,500	31	16,275
Microsoft Strike price $250, expiration date 5/21/21, notional amount $975,000	39	13,845
Microsoft Strike price $255, expiration date 4/16/21, notional amount $1,173,000	46	1,840
Monster Beverage Strike price $90, expiration date 6/18/21, notional amount $81,000	9	4,590
Monster Beverage Strike price $95, expiration date 6/18/21, notional amount $446,500	47	11,985
PVH Strike price $95, expiration date 6/18/21, notional amount $389,500	41	59,450
Raytheon Technologies Strike price $75, expiration date 5/21/21, notional amount $997,500	133	60,515
Sabre Strike price $18, expiration date 4/16/21, notional amount $12,600	7	77
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Salesforce.com Strike price $260, expiration date 5/21/21, notional amount $390,000	15	$ 1,020
SPDR® S&P 500 ETF Trust Strike price $360, expiration date 12/17/21, notional amount $1,764,000	49	246,176
SPDR® S&P 500 ETF Trust Strike price $395, expiration date 5/21/21, notional amount $4,226,500	107	106,679
SPDR® S&P 500 ETF Trust Strike price $405, expiration date 4/30/21, notional amount $9,963,000	246	67,455
SPDR® S&P 500 ETF Trust Strike price $407, expiration date 4/16/21, notional amount $18,681,300	459	38,097
SPDR® S&P 500 ETF Trust Strike price $409, expiration date 4/16/21, notional amount $26,257,800	642	39,804
SPDR® S&P 500 ETF Trust Strike price $410, expiration date 4/16/21, notional amount $28,085,000	685	34,250
U.S. Treasury 10 yr Notes Strike price $134.5, expiration date 5/21/21, notional amount $22,192,500	165	18,047
U.S. Treasury 10 yr Notes Strike price $135.5, expiration date 4/23/21, notional amount $29,132,500	215	3,359
Ulta Beauty Strike price $315, expiration date 6/18/21, notional amount $283,500	9	18,918
VanEck Vectors Semiconductor ETF Strike price $240, expiration date 5/21/21, notional amount $3,792,000	158	203,820
Visa Strike price $220, expiration date 4/16/21, notional amount $880,000	40	5,120
Walt Disney Strike price $200, expiration date 4/16/21, notional amount $400,000	20	1,700

LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Western Digital Strike price $70, expiration date 4/16/21, notional amount $189,000	27	$ 4,185
Western Digital Strike price $85, expiration date 4/16/21, notional amount $221,000	26	390
Western Digital Strike price $95, expiration date 5/21/21, notional amount $152,000	16	752
		1,771,879
Put Options–0.12%
Anthem Strike price $340, expiration date 6/18/21, notional amount $850,000	25	27,500
Anthem Strike price $350, expiration date 6/18/21, notional amount $455,000	13	18,980
Bank of America Strike price $38, expiration date 5/21/21, notional amount $953,800	251	35,140
Industrial Select Sector SPDR® Fund Strike price $90, expiration date 4/16/21, notional amount $135,000	15	240
Invesco QQQ Trust Series 1 ETF Strike price $300, expiration date 5/21/21, notional amount $3,240,000	108	53,136
Invesco QQQ Trust Series 1 ETF Strike price $305, expiration date 4/16/21, notional amount $9,577,000	314	61,858
Invesco QQQ Trust Series 1 ETF Strike price $307, expiration date 4/1/21, notional amount $3,776,100	123	246
iShares iBoxx High Yieldorate Bond ETF Strike price $84, expiration date 5/21/21, notional amount $8,080,800	962	44,252
iShares iBoxx High Yieldorate Bond ETF Strike price $84, expiration date 6/18/21, notional amount $4,032,000	480	36,960
iShares iBoxx High Yieldorate Bond ETF Strike price $85, expiration date 4/1/21, notional amount $416,500	49	147
iShares iBoxx High Yieldorate Bond ETF Strike price $85, expiration date 5/21/21, notional amount $2,082,500	245	13,720
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx High Yieldorate Bond ETF Strike price $85.5, expiration date 4/1/21, notional amount $213,750	25	$ 25
iShares iBoxx High Yieldorate Bond ETF Strike price $85.5, expiration date 4/16/21, notional amount $196,650	23	460
iShares Russell 2000 ETF Strike price $205, expiration date 4/16/21, notional amount $369,000	18	2,574
JPMorgan Chase & Co. Strike price $150, expiration date 5/21/21, notional amount $960,000	64	35,520
Morgan Stanley Strike price $82.5, expiration date 5/21/21, notional amount $981,750	119	76,755
Pitney Bowes Strike price $7, expiration date 7/16/21, notional amount $5,600	8	540
SPDR® Bloomberg Barclays High Yield Bond ETF Strike price $105, expiration date 4/16/21, notional amount $283,500	27	405
SPDR® Bloomberg Barclays High Yield Bond ETF Strike price $106, expiration date 4/16/21, notional amount $180,200	17	340
SPDR® S&P 500 ETF Trust Strike price $380, expiration date 4/16/21, notional amount $19,152,000	504	73,080
SPDR® S&P 500 ETF Trust Strike price $380, expiration date 4/30/21, notional amount $21,774,000	573	173,046
SPDR® S&P 500 ETF Trust Strike price $380, expiration date 5/21/21, notional amount $3,306,000	87	42,978
SPDR® S&P 500 ETF Trust Strike price $385, expiration date 5/21/21, notional amount $23,985,500	623	370,062

LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
U.S. Treasury 10 yr Notes Strike price $131, expiration date 4/2/21, notional amount $27,903,000	213	$ 73,219
		1,141,183
Total Options Purchased (Cost $6,458,420)		7,905,840
TOTAL INVESTMENTS–103.49% (Cost $788,926,260)	$962,179,245

	Number of Shares	Value (U.S. $)
COMMON STOCKS SOLD SHORT–(0.77)%
United States–(0.77)%
†Appian	(13,929)	$ (1,851,861)
†DoorDash Class A	(11,603)	(1,521,501)
Hershey	(1,841)	(291,173)
J M Smucker	(1,967)	(248,884)
†Nordstrom	(2,876)	(108,914)
Seagate Technology	(4,061)	(311,682)
†Snowflake Class A	(5,617)	(1,287,866)
Walgreens Boots Alliance	(27,931)	(1,533,412)
Total Common Stocks Sold Short (Proceeds $7,661,747)		(7,155,293)

	Number of Contracts
OPTIONS WRITTEN–(0.51)%
Centrally Cleared–(0.19)%
Put Options–(0.09)%
Advance Auto Parts Strike price $160, expiration date 5/21/21, notional amount $(208,000)	(13)	(2,308)
Alibaba Group Holding Strike price $215, expiration date 4/30/21, notional amount $(322,500)	(15)	(5,775)
Alibaba Group Holding Strike price $220, expiration date 4/16/21, notional amount $(572,000)	(26)	(8,684)
Alphabet Strike price $1,750, expiration date 4/16/21, notional amount $(875,000)	(5)	(775)
Amazon.com Strike price $2,900, expiration date 5/21/21, notional amount $(290,000)	(1)	(5,866)
Anthem Strike price $300, expiration date 6/18/21, notional amount $(750,000)	(25)	(9,000)
Anthem Strike price $310, expiration date 6/18/21, notional amount $(403,000)	(13)	(6,110)
Autodesk Strike price $240, expiration date 6/18/21, notional amount $(1,248,000)	(52)	(30,160)
Bank of America Strike price $34, expiration date 5/21/21, notional amount $(853,400)	(251)	(8,785)
BNP Paribas Strike price EUR41, expiration date 4/16/21, notional amount EUR(680,600)	(166)	(1,557)
Deere & Co. Strike price $330, expiration date 6/18/21, notional amount $(231,000)	(7)	(4,025)
Deere & Co. Strike price $350, expiration date 6/18/21, notional amount $(455,000)	(13)	(13,650)
DR Horton Strike price $72.5, expiration date 5/21/21, notional amount $(456,750)	(63)	(4,158)
Edwards Lifesciences Strike price $70, expiration date 5/21/21, notional amount $(203,000)	(29)	(1,160)
Farfetch Strike price $55, expiration date 4/16/21, notional amount $(253,000)	(46)	(18,124)
Generac Holdings Strike price $270, expiration date 5/21/21, notional amount $(459,000)	(17)	(8,874)
Global Payments Strike price $170, expiration date 5/21/21, notional amount $(833,000)	(49)	(5,880)
Invesco QQQ Trust Series 1 ETF Strike price $265, expiration date 5/21/21, notional amount $(3,206,500)	(121)	(13,552)
Invesco QQQ Trust Series 1 ETF Strike price $270, expiration date 5/21/21, notional amount $(2,916,000)	(108)	(14,688)
Invesco QQQ Trust Series 1 ETF Strike price $285, expiration date 4/16/21, notional amount $(8,949,000)	(314)	(14,758)
iShares iBoxx High Yieldorate Bond ETF Strike price $75, expiration date 5/21/21, notional amount $(1,837,500)	(245)	(2,328)
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
iShares iBoxx High Yieldorate Bond ETF Strike price $75, expiration date 6/18/21, notional amount $(3,600,000)	(480)	$ (8,640)
iShares iBoxx High Yieldorate Bond ETF Strike price $81, expiration date 5/21/21, notional amount $(7,792,200)	(962)	(22,126)
iShares iBoxx High Yieldorate Bond ETF Strike price $82, expiration date 4/01/21, notional amount $(606,800)	(74)	(148)
iShares iBoxx High Yieldorate Bond ETF Strike price $83, expiration date 4/16/21, notional amount $(190,900)	(23)	(161)
iShares Russell 2000 ETF Strike price $190, expiration date 4/16/21, notional amount $(342,000)	(18)	(540)
JPMorgan Chase & Co. Strike price $135, expiration date 5/21/21, notional amount $(864,000)	(64)	(9,536)
Las Vegas Sands Strike price $60, expiration date 5/21/21, notional amount $(276,000)	(46)	(14,720)
Mastercard Strike price $310, expiration date 6/18/21, notional amount $(1,426,000)	(46)	(18,492)
Mastercard Strike price $315, expiration date 4/16/21, notional amount $(819,000)	(26)	(1,118)
Micron Technology Strike price $70, expiration date 4/16/21, notional amount $(217,000)	(31)	(341)
Microsoft Strike price $210, expiration date 4/16/21, notional amount $(1,365,000)	(65)	(2,275)
Microsoft Strike price $220, expiration date 4/16/21, notional amount $(1,012,000)	(46)	(3,312)
Monster Beverage Strike price $80, expiration date 6/18/21, notional amount $(72,000)	(9)	(1,080)
Monster Beverage Strike price $85, expiration date 6/18/21, notional amount $(399,500)	(47)	(10,340)
Morgan Stanley Strike price $72.5, expiration date 5/21/21, notional amount $(862,750)	(119)	(20,111)
PVH Strike price $75, expiration date 6/18/21, notional amount $(307,500)	(41)	(2,562)
Raytheon Technologies Strike price $60, expiration date 5/21/21, notional amount $(798,000)	(133)	(2,793)
Salesforce.com Strike price $200, expiration date 6/18/21, notional amount $(1,140,000)	(57)	(35,853)
Salesforce.com Strike price $210, expiration date 5/21/21, notional amount $(315,000)	(15)	(10,890)
SPDR® Bloomberg Barclays High Yield Bond ETF Strike price $100, expiration date 4/16/21, notional amount $(270,000)	(27)	(675)
SPDR® S&P 500 ETF Trust Strike price $250, expiration date 6/18/21, notional amount $(3,850,000)	(154)	(6,314)
SPDR® S&P 500 ETF Trust Strike price $270, expiration date 12/17/21, notional amount $(648,000)	(24)	(8,640)
SPDR® S&P 500 ETF Trust Strike price $350, expiration date 5/21/21, notional amount $(3,045,000)	(87)	(15,138)
SPDR® S&P 500 ETF Trust Strike price $360, expiration date 5/21/21, notional amount $(22,428,000)	(623)	(152,012)
SPDR® S&P 500 ETF Trust Strike price $365, expiration date 4/16/21, notional amount $(18,396,000)	(504)	(28,224)
SPDR® S&P 500 ETF Trust Strike price $370, expiration date 4/30/21, notional amount $(21,201,000)	(573)	(107,724)
U.S. Treasury 10 yr Notes Strike price $129.5, expiration date 4/23/21, notional amount $(27,842,500)	(215)	(53,750)
U.S. Treasury 10 yr Notes Strike price $129.5, expiration date 5/21/21, notional amount $(21,367,500)	(165)	(90,234)
Ulta Beauty Strike price $255, expiration date 6/18/21, notional amount $(229,500)	(9)	(3,600)
		(811,566)
Call Options –(0.10)%
Advanced Micro Devices Strike price $90, expiration date 4/01/21, notional amount $(279,000)	(31)	(31)
Advanced Micro Devices Strike price $90, expiration date 4/16/21, notional amount $(279,000)	(31)	(620)
Alphabet Strike price $2,300, expiration date 4/16/21, notional amount $(1,150,000)	(5)	(600)
Alphabet Strike price $2,400, expiration date 5/21/21, notional amount $(2,160,000)	(9)	(7,290)
Amazon.com Strike price $3,500, expiration date 5/21/21, notional amount $(2,800,000)	(8)	(16,120)
Anthem Strike price $390, expiration date 6/18/21, notional amount $(975,000)	(25)	(18,750)
Anthem Strike price $410, expiration date 6/18/21, notional amount $(533,000)	(13)	(3,900)
Apple Strike price $140, expiration date 5/21/21, notional amount $(2,142,000)	(153)	(14,688)
Autodesk Strike price $330, expiration date 6/18/21, notional amount $(2,442,000)	(74)	(24,420)
Bank of America Strike price $39, expiration date 4/16/21, notional amount $(304,200)	(78)	(7,488)
Bank of America Strike price $44, expiration date 5/21/21, notional amount $(1,104,400)	(251)	(9,036)
Capital One Financial Strike price $130, expiration date 4/16/21, notional amount $(637,000)	(49)	(12,495)
Capital One Financial Strike price $135, expiration date 4/16/21, notional amount $(661,500)	(49)	(4,459)
Citigroup Strike price $72.5, expiration date 4/16/21, notional amount $(464,000)	(64)	(15,296)
ConocoPhillips Strike price $60, expiration date 5/21/21, notional amount $(708,000)	(118)	(12,508)
ConocoPhillips Strike price $70, expiration date 5/21/21, notional amount $(371,000)	(53)	(795)
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Facebook Strike price $320, expiration date 5/21/21, notional amount $(2,144,000)	(67)	$ (43,952)
HCA Healthcare Strike price $210, expiration date 6/18/21, notional amount $(1,176,000)	(56)	(20,160)
Home Depot Strike price $310, expiration date 5/21/21, notional amount $(465,000)	(15)	(12,645)
Intel Strike price $75, expiration date 6/18/21, notional amount $(1,507,500)	(201)	(13,869)
Invesco QQQ Trust Series 1 ETF Strike price $350, expiration date 5/21/21, notional amount $(1,085,000)	(31)	(3,441)
iShares iBoxx High Yield Corporate Bond ETF Strike price $87, expiration date 6/18/21, notional amount $(4,167,300)	(479)	(24,522)
Johnson & Johnson Strike price $180, expiration date 4/16/21, notional amount $(504,000)	(28)	(168)
JPMorgan Chase & Co. Strike price $165, expiration date 4/16/21, notional amount $(577,500)	(35)	(1,820)
JPMorgan Chase & Co. Strike price $175, expiration date 5/21/21, notional amount $(1,120,000)	(64)	(4,864)
Mastercard Strike price $390, expiration date 6/18/21, notional amount $(2,106,000)	(54)	(33,210)
Mastercard Strike price $395, expiration date 4/16/21, notional amount $(1,027,000)	(26)	(780)
Mastercard Strike price $450, expiration date 6/18/21, notional amount $(2,160,000)	(48)	(3,360)
Micron Technology Strike price $100, expiration date 5/21/21, notional amount $(630,000)	(63)	(12,096)
Microsoft Strike price $275, expiration date 5/21/21, notional amount $(2,145,000)	(78)	(4,680)
Morgan Stanley Strike price $90, expiration date 4/16/21, notional amount $(774,000)	(86)	(946)
Morgan Stanley Strike price $95, expiration date 4/16/21, notional amount $(817,000)	(86)	(430)
Morgan Stanley Strike price $95, expiration date 5/21/21, notional amount $(1,130,500)	(119)	(2,618)
NVIDIA Strike price $600, expiration date 5/21/21, notional amount $(540,000)	(9)	(7,266)
NXP Semiconductors Strike price $220, expiration date 5/21/21, notional amount $(616,000)	(28)	(13,841)
Raytheon Technologies Strike price $85, expiration date 5/21/21, notional amount $(1,130,500)	(133)	(10,906)
ServiceNow Strike price $660, expiration date 5/21/21, notional amount $(660,000)	(10)	(1,025)
SPDR® S&P 500 ETF Trust Strike price $400, expiration date 6/18/21, notional amount $(18,400,000)	(460)	(444,360)
SPDR® S&P 500 ETF Trust Strike price $430, expiration date 6/18/21, notional amount $(17,759,000)	(413)	(45,017)
Toll Brothers Strike price $60, expiration date 5/21/21, notional amount $(480,000)	(80)	(14,160)
VanEck Vectors Semiconductor ETF Strike price $265, expiration date 5/21/21, notional amount $(4,187,000)	(158)	(46,294)
Visa Strike price $235, expiration date 4/16/21, notional amount $(1,880,000)	(80)	(1,440)
Walt Disney Strike price $210, expiration date 4/16/21, notional amount $(1,239,000)	(59)	(2,183)
Western Digital Strike price $76, expiration date 4/16/21, notional amount $(205,200)	(27)	(1,080)
		(919,629)
Over-The-Counter–(0.32)%
Put Swaptions–(0.25)%
10 yr Constant Maturity Swap Pay 1.40%, expiration date 4/01/21, notional amount $(8,919,367) GSI	(8,919,367)	(318,913)
10 yr Constant Maturity Swap Pay 1.42%, expiration date 4/06/21, notional amount $(5,139,268) GSI	(5,139,268)	(174,331)
10 yr Constant Maturity Swap Pay 1.76%, expiration date 1/26/22, notional amount $(9,498,131) GSI	(9,498,131)	(361,659)
10 yr Constant Maturity Swap Pay 1.76%, expiration date 1/26/22, notional amount $(4,749,066) GSI	(4,749,066)	(180,829)
10 yr Constant Maturity Swap Receive 1.4%, expiration date 9/20/21, notional amount $(4,307,151) MSC	(4,307,151)	(221,687)
30 yr Constant Maturity Swap Pay 0.78%, expiration date 11/16/21, notional amount EUR(3,616,298) JPMC	(3,616,298)	(94,984)
30 yr Constant Maturity Swap Pay 0.79%, expiration date 11/24/21, notional amount EUR(3,523,607) GSI	(3,523,607)	(93,165)
30 yr Constant Maturity Swap Pay 0.82%, expiration date 12/09/21, notional amount EUR(3,264,832) GSI	(3,264,832)	(84,624)
30 yr Constant Maturity Swap Pay 2.25%, expiration date 8/23/21, notional amount $(2,158,849) GSI	(2,158,849)	(95,562)
30 yr Constant Maturity Swap Pay 2.27%, expiration date 8/23/21, notional amount $(2,137,919) GSI	(2,137,919)	(90,013)
5 yr Constant Maturity Swap Pay 1.00%, expiration date 5/25/21, notional amount $(13,999,255) GSI	(13,999,255)	(112,063)
5 yr Constant Maturity Swap Pay 1.00%, expiration date 5/25/21, notional amount $(13,999,255) BCLY	(13,999,255)	(112,063)
5 yr Constant Maturity Swap Receive 0.85%, expiration date 4/06/21, notional amount $(12,110,094) BOA	(12,110,094)	(123,014)
5 yr Constant Maturity Swap Receive 0.85%, expiration date 4/06/21, notional amount $(17,300,134) BOA	(17,300,134)	(175,734)
5 yr Constant Maturity Swap Receive 0.87%, expiration date 4/06/21, notional amount $(12,110,094) BOA	(12,110,094)	(111,118)
		(2,349,759)
Call Swaptions–(0.01)%
10 yr Constant Maturity Swap Pay 0.55%, expiration date 9/20/21, notional amount $(2,153,575) MSC	(2,153,575)	(882)
4 yr Constant Maturity Swap Pay 0.40%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	(42,546)
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
4 yr Constant Maturity Swap Pay 0.60%, expiration date 3/16/23, notional amount $(49,025,906) MSC	(49,025,906)	$ (70,327)
		(113,755)
Put Options–(0.03)%
Adidas Strike price EUR260, expiration date 5/21/21, notional amount EUR(296,140) BCLY	(1,139)	(13,942)
EUR vs NOK Strike price NOK10.08, expiration date 4/28/21, notional amount NOK(18,536,596) BOA	(1,838,948)	(26,310)
EUR vs USD Strike price EUR1.15, expiration date 8/02/21, notional amount EUR(12,347,156) BNP	(10,736,657)	(75,545)
EURO STOXX 50 Strike price EUR3,100, expiration date 12/17/21, notional amount EUR(3,351,100) CSI	(1,081)	(78,511)
LVMH Moet Hennessy Louis Vuitton Strike price EUR480, expiration date 6/18/21, notional amount EUR(364,800) BCLY	(760)	(3,285)
Mastercard Strike price $340, expiration date 5/21/21, notional amount $(272,000) NSI	(8)	(6,434)
Raytheon Technologies Strike price $62.5, expiration date 6/18/21, notional amount $(824,750) GSI	(13,196)	(6,631)
SPDR® Gold Shares Strike price $154, expiration date 6/18/21, notional amount $(723,800) SOC	(4,700)	(10,188)
SPDR® Gold Shares Strike price $158, expiration date 5/21/21, notional amount $(496,752) MSC	(3,144)	(8,238)
SPDR® Gold Shares Strike price $162, expiration date 4/16/21, notional amount $(266,166) JPMC	(1,643)	(4,911)
USD vs JPY Strike price JPY100, expiration date 4/12/21, notional amount JPY(634,800,000) MSC	(6,348,000)	(6)
USD vs NOK Strike price $8.31, expiration date 4/28/21, notional amount $(15,281,658) MSC	(1,838,948)	(5,149)
		(239,150)
Call Options –(0.03)%
Adidas Strike price EUR340, expiration date 5/21/21, notional amount EUR(521,900) BCLY	(1,535)	(390)
Alphabet Strike price $2,275, expiration date 4/16/21, notional amount $(1,528,800) MSC	(672)	(1,141)
Disco Strike price JPY36,736.8, expiration date 5/14/21, notional amount JPY(8,706,622) GSI	(237)	(1,468)
Disco Strike price JPY38,390, expiration date 4/09/21, notional amount JPY(8,944,870) MSC	(233)	(32)
DR Horton Strike price $85, expiration date 4/16/21, notional amount $(494,530) BNP	(5,818)	(29,643)
DR Horton Strike price $87.5, expiration date 5/21/21, notional amount $(509,075) BNP	(5,818)	(33,309)
EUR vs USD Strike price EUR1.25, expiration date 4/01/21, notional amount EUR(7,305,000) CITI	(5,844,000)	(7)
FANUC Strike price JPY29,255.1, expiration date 5/14/21, notional amount JPY(12,199,377) GSI	(417)	(610)
FANUC Strike price JPY30,232.09, expiration date 6/11/21, notional amount JPY(12,727,710) GSI	(421)	(1,119)
Global Payments Strike price $225, expiration date 5/21/21, notional amount $(1,102,500) NSI	(49)	(8,665)
Hoya Strike price JPY13,620, expiration date 5/14/21, notional amount JPY(40,328,820) MSC	(2,961)	(6,810)
Hoya Strike price JPY14,393.5, expiration date 4/09/21, notional amount JPY(42,907,024) MSC	(2,981)	(41)
Keyence Strike price JPY56,618.502, expiration date 5/14/21, notional amount JPY(17,891,447) UBS	(316)	(469)
Keyence Strike price JPY58,269.7813, expiration date 6/11/21, notional amount JPY(18,704,600) GSI	(321)	(1,616)
Kose Strike price JPY17,944.64, expiration date 6/11/21, notional amount JPY(11,879,352) GSI	(662)	(896)
Kose Strike price JPY20,558.44, expiration date 5/14/21, notional amount JPY(13,568,570) GSI	(660)	(36)
LVMH Moet Hennessy Louis Vuitton Strike price EUR620, expiration date 6/18/21, notional amount EUR(566,060) CSI	(913)	(6,411)
Mastercard Strike price $425, expiration date 5/21/21, notional amount $(637,500) NSI	(15)	(1,368)
Raytheon Technologies Strike price $90, expiration date 6/18/21, notional amount $(1,187,640) GSI	(13,196)	(10,160)
Recruit Holdings Strike price JPY5,602.1, expiration date 5/14/21, notional amount JPY(11,848,442) BNP	(2,115)	(2,442)
Recruit Holdings Strike price JPY5,606.07, expiration date 4/09/21, notional amount JPY(11,940,929) BNP	(2,130)	(688)
Shin-Etsu Chemical Strike price JPY19,866, expiration date 4/09/21, notional amount JPY(58,624,566) MSC	(2,951)	(531)
Shin-Etsu Chemical Strike price JPY19,965.1, expiration date 5/14/21, notional amount JPY(58,677,429) MSC	(2,939)	(6,105)
Sony Strike price JPY12,358.21, expiration date 5/14/21, notional amount JPY(14,570,330) GSI	(1,179)	(2,252)
Sony Strike price JPY13,593.55, expiration date 6/11/21, notional amount JPY(15,945,234) GSI	(1,173)	(1,302)
SPDR® Gold Shares Strike price $176, expiration date 5/21/21, notional amount $(541,904) MSC	(3,079)	(973)
SPDR® Gold Shares Strike price $178, expiration date 6/18/21, notional amount $(1,095,056) SOC	(6,152)	(3,641)
SPDR® Gold Shares Strike price $188, expiration date 4/16/21, notional amount $(1,661,732) JPMC	(8,839)	(30)
Starbucks Strike price $130, expiration date 5/21/21, notional amount $(589,810) CITI	(4,537)	(1,317)
Taiwan Semiconductor Manufacturing Strike price $671.6399, expiration date 4/21/21, notional amount $(23,716,948) JPMC	(35,312)	(524)
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Call Options (continued)
Tencent Holdings Ltd Strike price HKD807.5918, expiration date 4/29/21, notional amount HKD(4,135,678) MSC	(5,121)	$ (388)
USD vs JPY Strike price JPY108, expiration date 4/12/21, notional amount JPY(685,584,000) MSC	(6,348,000)	(156,796)
Walt Disney Strike price $215, expiration date 5/21/21, notional amount $(1,636,580) MSC	(7,612)	(11,056)
		(292,236)
Total Options Written (Premiums received $(3,795,563))		(4,726,095)

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(2.21)%	(20,547,227)
NET ASSETS APPLICABLE TO 73,616,492 SHARES OUTSTANDING–100.00%	$929,750,630

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
× Fully or partially pledged as collateral for derivatives.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
* Interest only security. An interest only security is the interest only portion of a fixed income security which is sold separately from the principal portion of the security.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2021. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at March 31, 2021.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At March 31, 2021, the aggregate value of restricted securities was $3,232,277, which represented 0.35% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Grand Rounds Series C	4/29/2019	$512,329	$773,722
Grand Rounds Series D	4/29/2019	310,493	470,872
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	46,864
Lookout Series F	4/29/2019	534,416	1,099,718
Quintis Pty	4/29/2019	532,104	841,101
Total		$1,889,422	$3,232,277

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at March 31, 2021:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CNH	(25,049,000)	USD	3,855,021	4/22/21	$45,876	$—
BCLY	CNH	(18,159,000)	USD	2,791,867	5/6/21	33,411	—
BCLY	GBP	615,000	USD	(833,671)	4/1/21	14,171	—
BCLY	GBP	(615,000)	USD	843,602	4/1/21	—	(4,239)
BCLY	GBP	2,489,000	USD	(3,398,007)	4/22/21	33,580	—
BCLY	GBP	2,487,000	USD	(3,395,293)	4/23/21	33,548	—
BCLY	JPY	301,932,000	USD	(2,875,018)	5/6/21	—	(147,139)
BCLY	JPY	305,166,000	USD	(2,907,765)	5/7/21	—	(150,646)
BNP	BRL	(12,370,000)	USD	2,342,138	4/22/21	147,347	—
BNP	CNH	224,000	USD	(34,059)	4/1/21	58	—
BNP	EUR	(1,174,354)	USD	1,416,280	4/16/21	38,658	—
BNP	EUR	(352)	USD	428	5/20/21	14	—
BNP	EUR	(1,732,000)	USD	2,068,149	6/24/21	33,347	—
BNP	GBP	1,488,091	USD	(2,068,149)	6/24/21	—	(16,117)
BNP	INR	(47,446,000)	USD	637,137	6/11/21	—	(3,809)
BNP	JPY	(397,321,000)	USD	3,603,067	4/1/21	14,669	—
BNP	JPY	293,048,000	USD	(2,817,836)	4/23/21	—	(170,546)
BNP	JPY	371,262,000	USD	(3,510,221)	5/13/21	—	(155,780)
BNP	JPY	397,321,000	USD	(3,606,647)	7/8/21	—	(14,819)
BNP	MXN	28,815,000	USD	(1,413,345)	5/6/21	—	(9,144)
BOA	CAD	1,434,000	USD	(1,122,805)	4/15/21	18,328	—
BOA	EUR	(1,560,000)	USD	1,856,423	6/10/21	24,245	—
BOA	GBP	2,443,000	USD	(3,334,719)	5/6/21	33,595	—
BOA	HUF	573,081,000	USD	(1,857,246)	6/18/21	—	(3,760)
BOA	JPY	(411,652,433)	USD	3,721,186	4/2/21	3,314	—
BOA	JPY	399,330,000	USD	(3,613,210)	7/9/21	—	(3,181)
BOA	SEK	(23,420,000)	USD	2,759,124	6/3/21	75,903	—
CITI	EUR	1,519,000	USD	(1,869,342)	4/8/21	—	(87,715)
CITI	EUR	1,058,000	USD	(1,301,885)	4/9/21	—	(60,937)
CITI	EUR	(3,408,000)	USD	4,146,984	4/30/21	147,934	—
CITI	EUR	1,962,000	USD	(2,347,170)	6/10/21	—	(42,854)
CITI	EUR	1,250,000	USD	(1,500,073)	6/11/21	—	(31,950)
CITI	EUR	(1,182,000)	USD	1,411,931	6/25/21	23,255	—
CITI	GBP	1,674,000	USD	(2,285,869)	4/16/21	22,029	—
CITI	GBP	1,031,885	USD	(1,411,310)	5/6/21	11,413	—
CITI	GBP	1,283,000	USD	(1,779,411)	6/24/21	—	(10,194)
CITI	HKD	(30,237,000)	USD	3,901,347	5/6/21	11,499	—
CITI	HKD	(30,251,000)	USD	3,902,952	5/13/21	11,240	—
CITI	JPY	402,626,000	USD	(3,881,501)	4/1/21	—	(245,191)
CITI	JPY	411,652,433	USD	(3,968,576)	4/2/21	—	(250,703)
CITI	JPY	429,648,264	USD	(4,146,984)	4/30/21	—	(265,403)
CITI	JPY	333,842,171	USD	(3,155,773)	5/21/21	—	(139,240)
CITI	JPY	153,872,287	USD	(1,411,931)	6/25/21	—	(21,105)
CITI	MXN	(28,815,000)	USD	1,393,577	5/6/21	—	(10,624)
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
GSI	CAD	5,022,000	USD	(4,023,193)	6/25/21	$—	$(26,541)
GSI	EUR	(1,938,628)	USD	2,351,970	4/15/21	77,834	—
HSBC	CNH	(24,864,000)	USD	3,781,022	4/1/21	—	(6,043)
HSBC	CNH	24,640,000	USD	(3,747,454)	4/1/21	5,493	—
HSBC	CNH	(42,747,732)	USD	6,542,930	4/29/21	45,823	—
HSBC	CNH	(24,833,000)	USD	3,785,634	6/10/21	23,162	—
HSBC	CNH	(24,640,000)	USD	3,719,789	7/8/21	—	(5,446)
HSBC	EUR	(789,000)	USD	956,036	4/8/21	30,623	—
HSBC	EUR	1,159,000	USD	(1,412,114)	4/16/21	—	(52,503)
JPMC	CHF	1,697,000	USD	(1,912,449)	5/14/21	—	(114,784)
JPMC	CNH	(10,365,000)	USD	1,594,341	5/7/21	19,958	—
JPMC	EUR	(782,000)	USD	938,302	4/9/21	21,080	—
JPMC	EUR	3,107,938	USD	(3,793,799)	4/15/21	—	(147,986)
JPMC	EUR	1,973,352	USD	(2,379,837)	5/20/21	—	(63,208)
JPMC	EUR	(1,973,000)	USD	2,396,526	5/20/21	80,310	—
JPMC	EUR	1,895,591	USD	(2,265,098)	6/18/21	—	(38,393)
JPMC	EUR	3,951,000	USD	(4,644,903)	7/9/21	—	(1,619)
JPMC	INR	(118,410,000)	USD	1,601,434	4/9/21	—	(13,183)
JPMC	JPY	(5,305,000)	USD	48,106	4/1/21	194	—
JPMC	JPY	291,088,000	USD	(2,810,980)	4/30/21	—	(181,197)
JPMC	JPY	378,049,000	USD	(3,614,217)	5/14/21	—	(198,426)
JPMC	MXN	43,389,000	USD	(2,140,573)	4/29/21	—	(24,438)
JPMC	NOK	(20,036,000)	USD	2,347,648	4/22/21	5,085	—
MSC	AUD	(4,519,000)	USD	3,498,545	4/23/21	65,675	—
MSC	AUD	6,082,000	USD	(4,668,786)	4/23/21	—	(48,579)
MSC	CNH	(11,968,000)	USD	1,825,517	6/9/21	12,096	—
MSC	CNH	(12,224,000)	USD	1,871,976	6/17/21	20,894	—
MSC	CNH	(12,276,000)	USD	1,873,312	6/24/21	15,347	—
MSC	CNH	(15,346,000)	USD	2,343,652	6/25/21	21,222	—
MSC	EUR	570,596	USD	(687,619)	4/9/21	—	(18,357)
MSC	GBP	1,675,000	USD	(2,286,931)	4/15/21	22,337	—
MSC	GBP	1,019,999	USD	(1,392,779)	5/6/21	13,556	—
MSC	JPY	274,575,000	USD	(2,646,608)	4/16/21	—	(166,384)
MSC	JPY	469,723,000	USD	(4,335,698)	6/10/21	—	(90,623)
UBS	EUR	(2,072,000)	USD	2,537,358	4/8/21	107,121	—
UBS	EUR	1,962,000	USD	(2,345,353)	6/17/21	—	(40,689)
UBS	JPY	667,602,534	USD	(6,493,954)	4/8/21	—	(464,052)
UBS	JPY	274,864,000	USD	(2,649,389)	4/15/21	—	(166,581)
UBS	JPY	209,943,000	USD	(1,969,114)	6/3/21	—	(71,916)
Total Foreign Currency Exchange Contracts						$1,365,244	$(3,786,044)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
25	Australia 10 yr Bonds	$2,622,619	$2,632,909	6/15/21	$—	$(10,290)
3	Euro-BTP	525,288	521,277	6/8/21	4,011	—
(35)	Euro-Bund	(7,030,102)	(7,016,968)	6/8/21	—	(13,134)
17	Euro-O.A.T.	3,228,619	3,223,436	6/8/21	5,183	—
(43)	Long Gilt	(7,563,505)	(7,579,304)	6/28/21	15,799	—
44	U.S. Treasury 10 yr Notes	5,761,250	5,771,105	6/21/21	—	(9,855)
(141)	U.S. Treasury 10 yr Ultra Notes	(20,259,938)	(20,346,994)	6/21/21	87,056	—
(634)	U.S. Treasury 5 yr Notes	(78,234,610)	(78,879,460)	6/30/21	644,850	—
(2)	U.S. Treasury Bonds	(309,188)	(323,078)	6/21/21	13,890	—
(246)	U.S. Treasury Notes	(54,298,734)	(54,338,830)	6/30/21	40,096	—
(66)	U.S. Treasury Ultra Bonds	(11,960,438)	(12,059,974)	6/21/21	99,536	—
					910,421	(33,279)
Equity Contracts:
10	DAX Index	4,406,127	4,275,488	6/18/21	130,639	—
19	E-mini MSCI Emerging Markets Index	1,256,375	1,282,500	6/18/21	—	(26,125)
(37)	E-mini NASDAQ 100	(9,686,415)	(9,658,491)	6/18/21	—	(27,924)
38	E-mini Russell 2000 Index	4,222,750	4,475,032	6/18/21	—	(252,282)
(604)	E-mini S&P 500 Index	(119,815,480)	(119,493,513)	6/18/21	—	(321,967)
4	E-mini S&P TTSX 60 Index	707,313	712,523	6/17/21	—	(5,210)
112	Euro STOXX 50 Index	5,077,697	4,994,517	6/18/21	83,180	—
50	FTSE 100 Index	4,604,177	4,640,828	6/18/21	—	(36,651)
(6)	SPI 200 Index	(770,867)	(770,753)	6/17/21	—	(114)
1	Yen Denominated Nikkei 225 Index	132,513	128,579	6/10/21	3,934	—
					217,753	(670,273)
Total Futures Contracts					$1,128,174	$(703,552)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.33- Quarterly[3]	34,561,915	1.00%	12/20/24	$(643,227)	$(598,833)	$—	$(44,394)
Protection Sold
CDX.NA.HY.34- Quarterly[4]	370,121	5.00%	6/20/25	34,357	17,375	16,982	—
ITRAXX.XO.33- Quarterly[5]	EUR 2,601,054	5.00%	12/20/25	377,604	199,577	178,027	—
					(381,881)	195,009	(44,394)

LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts (continued)
Counterparty/ Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Protection Purchased
BCLY Bombardier Inc 7.45 - 05/01/2034 - Quarterly	323,216	5.00%	6/20/23	$(8,776)	$40,471	$—	$(49,247)
Protection Sold
BCLY Bombardier Inc 7.45 - 05/01/2034 - Quarterly	480,000	5.00%	12/20/21	10,064	(16,143)	26,207	—
					24,328	26,207	(49,247)
Total CDS Contracts					$(357,553)	$221,216	$(93,641)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-(Semiannual)	CAD 26,623,112	(1.91%)	0.45%[6]	7/9/21	$154,645	$46	$154,599	$—
10 yr IRS-(Semiannual/Quarterly)	1,972,000	0.69%	(0.20%)[7]	6/23/30	172,049	32	172,017	—
10 yr IRS-(Semiannual/Quarterly)	4,443,151	(1.08%)	0.19%[7]	8/17/30	(248,307)	75	—	(248,382)
10 yr IRS-(Semiannual/Quarterly)	2,136,495	(0.64%)	0.18%[7]	8/21/30	(204,851)	36	—	(204,887)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	0.71%	(0.20%)[7]	9/25/30	113,341	21	113,320	—
10 yr IRS-(Semiannual/Quarterly)	988,000	0.76%	(0.20%)[7]	9/29/30	86,027	17	86,010	—
10 yr IRS-(Semiannual/Quarterly)	808,365	(0.68%)	0.19%[7]	9/14/30	(76,169)	14	—	(76,183)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	(0.66%)	0.20%[7]	9/25/30	(118,861)	21	—	(118,882)
10 yr IRS-(Semiannual/Quarterly)	988,000	(0.69%)	0.20%[7]	9/29/30	(92,357)	17	—	(92,374)
10 yr IRS-(Semiannual/Quarterly)	2,043,203	1.17%	(0.19%)[7]	2/4/31	109,019	33	108,986	—
10 yr IRS-(Semiannual/Quarterly)	1,204,516	1.20%	(0.20%)[7]	2/5/31	61,778	19	61,759	—
2 yr IRS-(Semiannual/Quarterly)	39,683,220	1.06%	(0.20%)[7]	3/27/22	(548,341)	271	—	(548,612)
2 yr IRS-(Semiannual/Quarterly)	22,182,766	0.88%	(0.19%)[7]	8/17/22	(219,455)	211	—	(219,666)
2 yr IRS-(Semiannual/Quarterly)	MXN 34,644,162	(4.42%)	4.29%[8]	2/28/23	(19,320)	7	—	(19,327)
2 yr IRS-(Semiannual/Quarterly)	MXN 34,633,271	(4.50%)	4.29%[8]	3/3/23	(16,735)	7	—	(16,742)
3 yr IRS-(Semiannual/Quarterly)	MXN 24,581,627	(4.68%)	4.29%[8]	2/27/24	(25,990)	5	—	(25,995)
3 yr IRS-(Semiannual/Quarterly)	MXN 24,581,627	(4.86%)	4.29%[8]	3/1/24	(19,883)	5	—	(19,888)
30 yr IRS-(Semiannual/Quarterly)	1,464,000	0.89%	(0.19%)[7]	7/2/50	433,890	35	433,855	—
30 yr IRS-(Semiannual/Quarterly)	958,135	0.88%	(0.22%)[7]	7/21/50	286,730	23	286,707	—
30 yr IRS-(Semiannual/Quarterly)	1,169,000	(0.97%)	0.22%[7]	10/28/50	(323,887)	29	—	(323,916)
30 yr IRS-(Semiannual/Quarterly)	489,000	(1.08%)	0.20%[7]	9/28/50	(124,728)	12	—	(124,740)
30 yr IRS-(Semiannual/Quarterly)	2,084,599	(1.08%)	0.20%[7]	9/28/50	(534,092)	51	—	(534,143)
30 yr IRS-(Semiannual/Quarterly)	3,076,000	1.27%	(0.22%)[7]	10/23/50	636,665	78	636,587	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.17%	(0.22%)[7]	10/28/50	280,274	31	280,243	—
30 yr IRS-(Semiannual/Quarterly)	3,539,123	0.98%	(0.21%)[7]	10/29/50	972,185	90	972,095	—
30 yr IRS-(Semiannual/Quarterly)	1,437,202	(1.07%)	0.22%[7]	10/21/50	(364,332)	37	—	(364,369)
30 yr IRS-(Semiannual/Quarterly)	17,914,078	(0.37%)	0.21%[7]	10/29/25	(443,849)	255	—	(444,104)
30 yr IRS-(Semiannual/Quarterly)	2,634,180	1.30%	(0.18%)[7]	11/19/50	529,722	67	529,655	—
30 yr IRS-(Semiannual/Quarterly)	3,283,547	0.81%	(0.18%)[7]	11/23/30	271,711	58	271,653	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.22%	(0.19%)[7]	11/27/50	267,611	31	267,580	—
30 yr IRS-(Semiannual/Quarterly)	863,978	1.45%	(0.18%)[7]	12/11/50	144,447	22	144,425	—
30 yr IRS-(Semiannual/Quarterly)	1,216,016	1.27%	(0.20%)[7]	12/30/50	255,067	31	255,036	—
30 yr IRS-(Semiannual/Quarterly)	4,734,881	(1.20%)	0.20%[7]	12/22/50	(1,068,939)	121	—	(1,069,060)
30 yr IRS-(Semiannual/Quarterly)	2,803,064	1.45%	(0.20%)[7]	1/7/51	477,143	87	477,056	—
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Interest Rate Swap (IRS) Contracts (continued)
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:(continued)
30 yr IRS-(Semiannual/Quarterly)	959,496	1.52%	(0.20%)[7]	1/8/51	$146,647	$30	$146,617	$—
30 yr IRS-(Semiannual/Quarterly)	2,039,352	1.63%	(0.22%)[7]	1/25/51	263,536	63	263,473	—
30 yr IRS-(Semiannual/Quarterly)	3,772,189	1.48%	(0.22%)[7]	1/28/51	614,874	117	614,757	—
30 yr IRS-(Semiannual/Quarterly)	2,078,083	1.58%	(0.20%)[7]	2/1/51	293,270	64	293,205	—
30 yr IRS-(Semiannual/Quarterly)	1,163,054	1.66%	(0.19%)[7]	2/4/51	141,384	36	141,348	—
30 yr IRS-(Semiannual/Quarterly)	1,204,516	1.68%	(0.20%)[7]	2/5/51	140,891	38	140,853	—
30 yr IRS-(Semiannual/Quarterly)	2,281,240	0.89%	(0.20%)[7]	2/10/51	686,092	71	686,021	—
30 yr IRS-(Semiannual/Quarterly)	468,774	1.88%	(0.18%)[7]	2/22/51	33,926	15	33,911	—
30 yr IRS-(Semiannual/Quarterly)	3,421,860	(1.24%)	0.20%[7]	2/10/51	(751,753)	106	—	(751,859)
4 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(0.20%)[7]	6/6/24	38,977	89	38,888	—
4 yr IRS-(Semiannual/Quarterly)	31,150,000	0.40%	(0.19%)[7]	3/8/24	82,702	134	82,568	—
5 yr IRS-(Semiannual/Quarterly)	15,946,713	1.60%	(0.22%)[7]	1/24/25	(560,775)	354	—	(561,129)
5 yr IRS-(Semiannual/Quarterly)	6,209,000	0.35%	(0.19%)[7]	8/27/25	147,167	84	147,083	—
5 yr IRS-(Semiannual/Quarterly)	4,985,000	(0.46%)	0.18%[7]	11/23/25	(108,976)	72	—	(109,048)
5 yr IRS-(Semiannual/Quarterly)	5,999,681	0.68%	(0.18%)[7]	2/19/26	94,846	54	94,792	—
5 yr IRS-(Semiannual/Quarterly)	1,639,664	0.68%	(0.18%)[7]	2/22/26	26,169	15	26,154	—
5 yr IRS-(Semiannual/Quarterly)	12,546,820	(0.39%)	0.20%[7]	2/10/26	(376,874)	112	—	(376,986)
5 yr IRS-(Semiannual/Quarterly)	19,115,000	(0.83%)	0.19%[7]	3/8/26	(176,815)	174	—	(176,989)
Total IRS Contracts						$3,523	$7,961,253	$(6,427,281)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Received	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	318,150	(1.00%)	12/17/21	$(9,713)	$—	$(9,713)
GSI- Receive amounts based on BBL8X USD Total Return Index and pay variable quarterly payments based on LIBOR03M	243,509	(0.31%)	2/22/22	(42,785)	—	(36,817)
GSI- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M	540,982	(0.20%)	6/20/21	(1,831)	—	(1,831)
GSI- Receive amounts based on Markit iBoxx USD Liquid Leveraged Loans Total Return Index and pay variable quarterly payments based on LIBOR03M	585,723	(0.11%)	6/20/21	(1,438)	—	(1,438)
Total TRS Contracts					$—	$(49,799)
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Afterpay - Monthly	(319)	0.13%	4/9/2021	(26,875)	$2,214	$2,214	$—
JPM - National Australia Bank - Monthly	(924)	0.13%	4/9/2021	(34,332)	417	417	—
JPM - Scentre Group - Monthly	(4,842)	0.13%	4/9/2021	(10,761)	361	361	—
JPM - Westpac Banking - Monthly	(1,111)	0.13%	4/9/2021	(21,120)	464	464	—
Belgium
JPM - UCB - Monthly	(169)	0.21%	4/9/2021	(15,968)	(144)	—	(144)
Brazil
JPM - Hapvida Participacoes e Investimentos - Monthly	(18,283)	0.39%	4/9/2021	(48,062)	(51)	—	(51)
JPM - Raia Drogasil - Monthly	(5,614)	0.39%	4/9/2021	(22,754)	(2,276)	—	(2,276)
Canada
JPM - Pembina Pipeline - Monthly	(688)	0.25%	4/9/2021	(19,981)	110	110	—
JPM - Shaw Communications - Monthly	(1,979)	0.18%	4/9/2021	(52,738)	1,281	1,281	—
China
CITI - Beigene Representing - Monthly	(43)	0.11%	4/21/2021	(15,052)	84	84	—
JPM - Bilibili - Monthly	(248)	0.11%	4/9/2021	(24,469)	(2,082)	—	(2,082)
JPM - BYD Electronic International - Monthly	(1,000)	0.63%	4/9/2021	(5,281)	(559)	—	(559)
CITI - China Longyuan Power Group - Monthly	(13,000)	0.08%	4/21/2021	(17,239)	(419)	—	(419)
JPM - Fuyao Glass Industry Group - Monthly	(2,400)	0.18%	4/9/2021	(13,369)	(908)	—	(908)
JPM - GDS Holdings - Monthly	(103)	0.11%	4/9/2021	(8,057)	(295)	—	(295)
JPM - Innovent Biologics - Monthly	(1,000)	0.18%	4/9/2021	(9,428)	(714)	—	(714)
CITI - Microport Scientific - Monthly	(5,000)	0.08%	4/21/2021	(27,105)	(1,032)	—	(1,032)
JPM - Shandong Gold Mining - Monthly	(12,000)	1.38%	4/9/2021	(23,827)	1,323	1,323	—
CITI - Smoore International Holdings - Monthly	(1,000)	0.08%	4/21/2021	(8,492)	2,408	2,408	—
JPM - Tencent Music Entertainment Group - Monthly	(812)	0.11%	4/9/2021	(20,900)	4,262	4,262	—
JPM - Weibo - Monthly	(190)	0.11%	4/9/2021	(9,836)	249	249	—
CITI - Zai Lab - Monthly	(28)	0.11%	4/21/2021	(3,561)	(175)	—	(175)
CITI - Zhongsheng Group Holdings - Monthly	(1,000)	0.08%	4/21/2021	(7,421)	372	372	—
CITI - Zijin Mining Group - Monthly	(18,000)	0.08%	4/21/2021	(24,753)	2,619	2,619	—
Denmark
CITI - Vestas Wind Systems - Monthly	(124)	0.08%	4/21/2021	(23,378)	(2,136)	—	(2,136)
Finland
CITI - Sampo - Monthly	(573)	0.08%	4/21/2021	(24,986)	(922)	—	(922)
France
CITI - Air Liquide - Monthly	(281)	0.08%	4/21/2021	(47,130)	(20)	—	(20)
CITI - Airbus - Monthly	(367)	0.08%	4/21/2021	(42,480)	839	839	—
CITI - Bouygues - Monthly	(567)	0.08%	4/21/2021	(27,095)	388	388	—
CITI - Engie SA - Monthly	(1,103)	0.08%	4/21/2021	(16,987)	186	186	—
CITI - Vinci - Monthly	(231)	0.08%	4/21/2021	(23,991)	273	273	—
Germany
CITI - Porsche Automobil Holding - Monthly	(417)	0.08%	4/21/2021	(45,803)	1,488	1,488	—
Hong Kong
CITI - China Conch Venture Holdings - Monthly	(16,000)	0.08%	4/21/2021	(75,507)	286	286	—
CITI - China Evergrande Group - Monthly	(4,000)	0.08%	4/21/2021	(7,746)	132	132	—
JPM - China Gas Holdings - Monthly	(2,000)	0.18%	4/9/2021	(7,805)	(388)	—	(388)
CITI - China Literature - Monthly	(1,600)	0.08%	4/21/2021	(18,645)	(921)	—	(921)
CITI - China Molybdenum - Monthly	(33,000)	0.08%	4/21/2021	(21,501)	1,508	1,508	—
CITI - China Resources Gas Group - Monthly	(4,000)	0.08%	4/21/2021	(22,791)	616	616	—
JPM - China Southern Airlines - Monthly	(50,000)	0.18%	4/9/2021	(32,328)	(4,716)	—	(4,716)
CITI - China Vanke - Monthly	(8,600)	0.08%	4/21/2021	(35,763)	2,080	2,080	—
CITI - COSCO SHIPPING Holdings - Monthly	(9,500)	0.08%	4/21/2021	(12,135)	(85)	—	(85)
JPM - Geely Automobile Holdings - Monthly	(10,000)	0.18%	4/9/2021	(28,101)	2,659	2,659	—
JPM - Great Wall Motor - Monthly	(10,500)	0.18%	4/9/2021	(26,696)	(2,409)	—	(2,409)
JPM - Jardine Strategic Holdings - Monthly	(300)	0.18%	4/9/2021	(10,224)	318	318	—
JPM - Kunlun Energy - Monthly	(10,000)	0.18%	4/9/2021	(10,322)	(187)	—	(187)
JPM - Link - Monthly	(2,151)	0.18%	4/9/2021	(19,725)	137	137	—
CITI - Longfor Group Holdings - Monthly	(8,000)	0.08%	4/21/2021	(47,127)	(5,867)	—	(5,867)
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(6,500)	0.08%	4/21/2021	(28,373)	657	657	—
JPM - Shenzhou International Group Holdings - Monthly	(800)	0.18%	4/9/2021	(15,816)	(761)	—	(761)
CITI - Sino Biopharmaceutical - Monthly	(21,500)	0.08%	4/21/2021	(23,587)	2,072	2,072	—
CITI - Sunny Optical Technology Group - Monthly	(1,000)	0.08%	4/21/2021	(23,409)	617	617	—
CITI - Travelsky Technology - Monthly	(5,000)	0.08%	4/21/2021	(12,583)	891	891	—
LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Italy
CITI - Atlantia - Monthly	(1,494)	0.08%	4/21/2021	(28,527)	$520	$520	$—
CITI - Leonardo - Monthly	(250,464)	0.08%	4/21/2021	2,220,483	(188,151)	—	(188,151)
Japan
JPM - Chugai Pharmaceutical - Monthly	(300)	0.13%	4/9/2021	(12,414)	226	226	—
JPM - Nippon Paint Holdings - Monthly	(1,000)	0.13%	4/9/2021	(14,835)	401	401	—
JPM - ORIX - Monthly	(1,400)	0.13%	4/9/2021	(23,809)	142	142	—
JPM - Secom - Monthly	(200)	0.13%	4/9/2021	(17,100)	244	244	—
JPM - Seven & i Holdings - Monthly	(200)	0.14%	4/9/2021	(8,293)	215	215	—
JPM - Shimano - Monthly	(200)	0.14%	4/9/2021	(45,831)	(1,907)	—	(1,907)
JPM - Softbank Group - Monthly	(300)	0.13%	4/9/2021	(26,977)	1,647	1,647	—
JPM - Sysmex - Monthly	(100)	0.13%	4/9/2021	(10,046)	(746)	—	(746)
Mexico
JPM - Wal-Mart de Mexico - Monthly	(6,140)	0.47%	4/9/2021	(18,557)	(813)	—	(813)
Poland
CITI - Polskie Gornictwo Naftowe i Gazownictwo - Monthly	(5,992)	0.08%	4/21/2021	(8,684)	(448)	—	(448)
Republic of Korea
JPM - AMOREPACIFIC Group - Monthly	(40)	0.23%	4/9/2021	(1,435)	4	4	—
CITI - Celltrion Healthcare - Monthly	(292)	0.08%	4/21/2021	(33,254)	(1,835)	—	(1,835)
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	0.08%	4/21/2021	(24,679)	(3,396)	—	(3,396)
JPM - Samsung C&T - Monthly	(87)	0.58%	4/9/2021	(9,176)	(394)	—	(394)
South Africa
JPM - Capitec Bank Holdings - Monthly	(417)	0.33%	4/9/2021	(36,140)	(3,956)	—	(3,956)
JPM - Shoprite Holdings - Monthly	(904)	0.33%	4/9/2021	(7,934)	(1,685)	—	(1,685)
JPM - Vodacom Group - Monthly	(1,098)	0.33%	4/9/2021	(14,316)	(513)	—	(513)
Spain
JPM - Aena Sme - Monthly	(96)	0.21%	4/9/2021	(16,609)	1,004	1,004	—
JPM - Amadeus IT Group - Monthly	(127)	0.21%	4/9/2021	(9,042)	29	29	—
CITI - Grifols - Monthly	(459)	0.08%	4/21/2021	(13,024)	(162)	—	(162)
Sweden
CITI - Telia - Monthly	(7,904)	0.08%	4/21/2021	(39,874)	(270)	—	(270)
Switzerland
JPM - Chocoladefabriken Lindt & Spruengli - Monthly	(7)	0.21%	4/9/2021	(60,522)	(840)	—	(840)
JPM - Schindler Holding - Monthly	(90)	0.21%	4/9/2021	(24,796)	(1,750)	—	(1,750)
Taiwan
CITI - E.Sun Financial Holding - Monthly	(11,000)	0.11%	4/21/2021	(10,019)	(43)	—	(43)
United Kingdom
JPM - Compass Group - Monthly	(973)	0.21%	4/9/2021	(21,296)	1,676	1,676	—
CITI - HSBC Holdings - Monthly	(3,116)	0.08%	4/21/2021	(18,347)	153	153	—
CITI - Prudential - Monthly	(2,521)	0.08%	4/21/2021	(53,438)	(144)	—	(144)
CITI - SSE - Monthly	(710)	0.08%	4/21/2021	(14,025)	(228)	—	(228)
United States
CITI - AmerisourceBergen - Monthly	(164)	0.11%	4/21/2021	(19,081)	(282)	—	(282)
CITI - Archer-Daniels-Midland - Monthly	(234)	0.11%	4/21/2021	(14,051)	(133)	—	(133)
JPM - AvalonBay Communities - Monthly	(135)	0.11%	4/9/2021	(44,690)	(81)	—	(81)
CITI - Boeing - Monthly	(225)	0.11%	4/21/2021	(56,518)	(794)	—	(794)
CITI - Booking Holdings - Monthly	(7)	0.11%	4/21/2021	(15,623)	(686)	—	(686)
JPM - Centene - Monthly	(261)	0.11%	4/9/2021	(16,109)	(572)	—	(572)
JPM - Credicorp - Monthly	(80)	0.11%	4/9/2021	(26,570)	1,290	1,290	—
JPM - General Dynamics - Monthly	(189)	0.11%	4/9/2021	(32,769)	(1,546)	—	(1,546)
CITI - GSX Techedu - Monthly	(290)	0.11%	4/21/2021	(24,299)	14,474	14,474	—
CITI - Honeywell International - Monthly	(84)	0.11%	4/21/2021	(17,819)	(415)	—	(415)
JPM - iQIYI - Monthly	(1,521)	0.38%	4/9/2021	(37,960)	12,681	12,681	—
CITI - Keurig Dr Pepper - Monthly	(1,221)	0.11%	4/21/2021	(42,222)	256	256	—
JPM - Liberty Broadband - Monthly	(74)	0.11%	4/9/2021	(11,314)	203	203	—
CITI - Moderna - Monthly	(124)	0.11%	4/21/2021	(17,787)	1,549	1,549	—
JPM - Norfolk Southern - Monthly	(89)	0.11%	4/9/2021	(33,699)	(828)	—	(828)
CITI - Paychex - Monthly	(472)	0.11%	4/21/2021	(45,614)	(651)	—	(651)
JPM - Roper Technologies - Monthly	(80)	0.11%	4/9/2021	(40,080)	(1,437)	—	(1,437)
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[9]	Termination Date[10]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
United States (continued)
CITI - Simon Property Group - Monthly	(167)	0.11%	4/21/2021	(19,247)	$247	$247	$—
Total Short Equities						$68,272	$(241,773)
Total CFD Swap Contracts						$68,272	$(241,773)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through March 31, 2021.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[5] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on CDOR03M.
[7] Rate resets based on LIBOR03M.
[8] Rate resets based on Mexican Interbank Equilibrium Interest Rate 01M.
[9] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-300 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[10] Date reflected is the next payment date. Contracts have an open-ended maturity date.

Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDOR03M–Canadian Bankers' Acceptance Rate 3 Month
CDX.NA.HY–Credit Default Swap Index North America High Yield
CDX.NA.IG–Credit Default Swap Index North American Investment Grade
CHF–Swiss Franc
CITI–Citigroup Global Markets
CLO–Collateralized Loan Obligation
CNH–Chinese Yuan Renminbi
CNY–Chinese Yuan
CSI–Credit Suisse International
DAX–Deutscher Aktien Index
ETF–Exchange-Traded Fund
EUR–Euro
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations: (continued)
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
EURIBOR06M–Euro InterBank Offered Rate EUR 6 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
INR–Indian Rupee
IRS–Interest Rate Swap
IT–Information Technology
ITRAXX.XO–Markit iTraxx Crossover Index
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
NOK–Norwegian Krone
NSI–Nomura Securities International
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
S&P–Standard & Poor’s
SEK–Swedish Krona
SOC–Societe Generale
SOFR–Secured Overnight Financing Rate
SPDR–Standard & Poor’s Depositary Receipt
SPI–Swiss Performance Index
USD–United States Dollar
yr–Year
See accompanying notes.
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of March 31, 2021, the net assets of the Subsidiary were $10,033,030, which represented 1.08% of the Fund's net assets.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value by the Fund's Fair Valuation Committee, using methods approved by the Board, taking into account a review of information, assumptions and sub-adviser recommendations, as applicable.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$51,525	$—	$—	$51,525
Australia	617,796	—	841,101	1,458,897
Belgium	19,849	—	—	19,849
Brazil	801,407	—	—	801,407
Canada	7,608,131	—	—	7,608,131
Chile	87,672	—	—	87,672
China	21,193,764	—	—	21,193,764
Denmark	1,932,645	—	—	1,932,645
Finland	1,953,554	—	—	1,953,554
France	27,271,649	—	—	27,271,649
Germany	29,124,133	—	—	29,124,133
Greenland	526,862	—	—	526,862
Hong Kong	6,110,098	—	7,512	6,117,610
India	2,066,791	—	—	2,066,791
Indonesia	255,660	—	—	255,660
Ireland	1,018,007	—	—	1,018,007
Israel	144,069	—	—	144,069
Italy	15,434,780	—	—	15,434,780
Japan	16,880,968	—	—	16,880,968
Mexico	27,972	—	—	27,972
Netherlands	25,097,058	—	—	25,097,058
Norway	127,239	—	—	127,239
Poland	53,221	—	—	53,221
Portugal	160,525	—	—	160,525
Republic of Korea	4,756,967	—	—	4,756,967
Saudi Arabia	8,497	—	—	8,497
Singapore	608,994	—	—	608,994
South Africa	89,653	—	—	89,653
Spain	2,641,342	—	—	2,641,342
Sweden	10,070,340	—	—	10,070,340
Switzerland	6,049,915	—	—	6,049,915
Taiwan	10,355,357	—	—	10,355,357
Thailand	891,224	—	—	891,224
Turkey	28,600	—	—	28,600
United Arab Emirates	—	—	—*	0
United Kingdom	18,110,171	—	—	18,110,171
United States	416,454,479	—	46,864	416,501,343
Uruguay	125,604	—	—	125,604
Convertible Preferred Stocks	4,053,623	—	2,344,312	6,397,935
LVIP BlackRock Global Allocation Fund–40

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Preferred Stocks	$1,514,629	$—	$—	$1,514,629
Warrants	49,068	—	—	49,068
Rights	955	—	—	955
Convertible Bonds	—	236,451	—	236,451
Agency Mortgage-Backed Securities	—	392,027	—	392,027
Agency Commercial Mortgage-Backed Securities	—	643,507	—	643,507
Corporate Bonds
Argentina	—	98,175	—	98,175
Australia	—	296,422	4,000,587	4,297,009
Brazil	—	699,164	—	699,164
Canada	—	554,390	—	554,390
Cayman Islands	—	276,099	—	276,099
Chile	—	424,858	—	424,858
Colombia	—	455,719	—	455,719
Dominican Republic	—	208,500	—	208,500
France	—	623,303	—	623,303
Germany	—	1,622,206	—	1,622,206
Greece	—	591,187	—	591,187
India	—	207,380	—	207,380
Indonesia	—	222,520	—	222,520
Ireland	—	234,575	—	234,575
Israel	—	131,016	—	131,016
Luxembourg	—	690,377	—	690,377
Mexico	—	1,328,872	—	1,328,872
Netherlands	—	759,391	—	759,391
Peru	—	210,000	—	210,000
Republic of Korea	—	34,898	—	34,898
Saudi Arabia	—	574,588	—	574,588
Singapore	—	200,300	—	200,300
South Africa	—	218,800	—	218,800
Ukraine	—	214,134	—	214,134
United Arab Emirates	—	149,000	—	149,000
United Kingdom	—	2,740,225	—	2,740,225
United States	—	32,746,374	—	32,746,374
Loan Agreements	—	14,275,673	—	14,275,673
Municipal Bonds	—	1,270,450	—	1,270,450
Non-Agency Asset-Backed Securities	—	4,504,423	—	4,504,423
Non-Agency Commercial Mortgage-Backed Securities	—	8,892,542	—	8,892,542
Sovereign Bonds	—	60,992,939	—	60,992,939
U.S. Treasury Obligations	—	19,560,712	—	19,560,712
Exchange-Traded Funds	77,619,754	—	—	77,619,754
Money Market Fund	23,758,522	—	—	23,758,522
Short-Term Investments	—	53,998,763	—	53,998,763
Options Purchased	2,913,062	4,992,778	—	7,905,840
Total Investments	$738,666,131	$216,272,738	$7,240,376	$962,179,245
Liabilities:
Common Stocks Sold Short	$(7,155,293)	$—	$—	(7,155,293)
Total Investments	$(7,155,293)	$—	$—	$(7,155,293)
LVIP BlackRock Global Allocation Fund–41

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,365,244	$—	$1,365,244
Futures Contracts	$1,128,174	$—	$—	$1,128,174
Swap Contracts	$—	$8,250,741	$—	$8,250,741
Liabilities:
Foreign Currency Exchange Contracts	$—	$(3,786,044)	$—	$(3,786,044)
Futures Contracts	$(703,552)	$—	$—	$(703,552)
Options Written	$(1,731,195)	$(2,994,900)	$—	$(4,726,095)
Swap Contracts	$—	$(6,812,494)	$—	$(6,812,494)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
During the period ended March 31, 2021, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Allocation Fund–42